United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LP

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2014

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders

The Campbell
Multi-Strategy Trust

Annual Report
December 31, 2014

The Campbell Multi-Strategy Trust

Campbell Multi-Strategy Trust Annual Letter December 2014

Dear Shareholder:

The Campbell Multi-Strategy Trust (the “Trust”) finished the year with an 8.81% gain in the fourth quarter and gained 11.29% overall in 2014. Firm-wide assets under management at Campbell & Company and its affiliates rose to approximately $4.5B.

The Year in Review:

Performance:

The Trust ended the year with positive performance of 11.29%. The industry experienced similar success, represented by the Newedge CTA Index (the “CTA Index”), up 15.7% on the year. Though it lagged the index in 2014, the Trust has outperformed the CTA Index for 4 of the last 5 years, leading to a sizable differential in 5-year results, as shown in the chart below.

By strategy, trend following provided the majority of gains while other non-trend strategies were down. The statistical arbitrage strategy, which trades individual equities in North America, Japan, and Europe, provided additional gains.

From a sector attribution standpoint, interest rates and foreign exchange contributed the majority of gains while commodities and cash equities were also up. While most global indices, (including the S&P 500) did well in 2014, it is interesting to note that this is not where we made our gains. In fact, the equity sector (futures) was the only negative contributor to performance in 2014.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2014

Exhibit B shows the cumulative returns of the S&P 500 Index and the Campbell Multi-Strategy Trust. You’ll notice that the performance paths look very different, reflecting the fact that the equity sector was (for the most part) not the primary driver of returns. Several large pullbacks in the S&P (in January, April, October) caused many of our models to reduce long exposure in anticipation of a correction that never materialized.

EXHIBIT B: Cumulative 2014 Returns

The S&P and the Trust both finished higher, but the price path was very different.

20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
1/1/14
4/1/14
7/1/14
10/1/14
Campbell Multi-Strategy Trust
S&P 500 Index

Source: Bloomberg. Cumulative returns of the S&P 500 Index and the Campbell Multi-Strategy Trust in 2014. Data through 12/31/14.

Outlook for 2015

As we think about the outlook for 2015, the dominant themes are likely to include the divergent growth outlooks in the US, Europe and Japan, and the timing and pace of the Federal Reserve rate hikes. With these same themes at work in 2014, it may be that the environment continues to be favorable for foreign exchange, fixed income and trend following strategies. However, there can be (and often is) a swift change in the opportunity set. As an example, let’s take a look at a comparison of strategy and sector results in each of the last 2 years.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2014

In both 2013 and 2014, the Campbell Multi-Strategy Trust posted significant gains. From an attribution perspective, however, the results could not have been more different. In 2013, non-trend following strategies were much more effective than trend following strategies, providing nearly 50% of the profits. In 2014, it was trend which provided most of the gains, while non-trend incurred losses in an inhospitable environment for contrarian strategies.

There was a similar reversal of fortune in sector performance, as summarized in Exhibit C. In 2013, equity indices contributed the majority of profits, followed by commodities and foreign exchange. The worst performing sector was fixed income, as the ‘Taper Tantrum’ and other sharp reversals during the year led to negative overall results. Just one year later, fixed income was the best performing sector in the Trust, profiting from the strong directional moves in Europe and Asia (and the US to a lesser extent). And the equity sector, as described above, was the worst performing sector and the only negative contributor to results during the year.

This lack of persistence in performance by market, sector and strategy is the main reason why we diligently maintain a balanced portfolio among these (and other) key risk dimensions. We remain committed to maintaining an allocation to all asset classes, as well as to non-trend strategies, which don’t rely as heavily on market momentum to profit.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2014

Wishing you great success in 2015 and I look forward to speaking with many of you in the near future. As always, if you’d like to receive more information, or schedule an update call or meeting, it would be our pleasure.

Best regards,

Will Andrews
Chief Executive Officer

Important Disclosures: The views expressed in this material are those of Campbell and are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, or investment advice. Investors are cautioned to consider the investment objectives, risks, and charges of funds before investing. This does not constitute an offer or solicitation. Investments in managed futures may be offered by disclosure document delivery only, which includes additional information on risks, charges and liquidity. The prospectus or offering memorandum contains this and other information about funds. The prospectus or offering memorandum disclosure document is available from your financial advisor and should be read carefully before investing. Futures and forward trading is speculative, involves substantial risk and is not suitable for all investors. Managed futures employ leverage; they are speculative investments that are subject to a significant amount of market risk and they are not appropriate for all investors. Although adding managed futures to a portfolio may provide diversification, managed futures are not a perfect hedging mechanism; there is not guarantee that managed futures will appreciate during periods of inflation or stock and bond market declines.

While adding managed futures to a diversified portfolio has the potential to decrease volatility and enhance returns and to profit in rising or falling markets, there is no guarantee that managed futures products will achieve these goals or that managed futures will outperform any other asset class during any particular time.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2014

PERFORMANCE DISCLAIMERS

Past performance is not indicative of future results. The market charts in this Review were compiled by Campbell & Company. All performance is net of fees unless otherwise noted.

Campbell Multi-Strategy Trust (the “Trust”): The Trust invests pursuant to the Multi-Strategy Portfolio and engages in the speculative trading of futures, forwards, and equities. The actual performance information is net of all fees and expenses inclusive of a 2% management fee, a performance fee (20% of net profit, quarterly), a 2% service fee, brokerage costs estimated at 2.30%, custody fee up to 0.65%, offering costs estimated at 0.50%, administrative expenses at 0.30%, dividend expenses at 1.50% equal to a total annual expense of 9.25%. These expenses are partially offset by interest income (currently estimated at 1.50%) and dividend income (currently estimated at 1.5%) earned by the Trust. The total annual expenses net of interest income and dividend income is 6.45%. No performance fee is included in the 6.45% break-even.

GLOSSARY

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment.

The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. This is the only index that includes dividends reinvested.

Investors cannot invest in these indices; performance of any of these indices (which, by definition, are averages of many individual investments) may not be representative of any specific investment within that index's asset class.

Past performance is not indicative of future results.

THE CAMPBELL MULTI-STRATEGY TRUST
AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of the knowledge and belief of the undersigned, the information contained in the Annual Report for the year ended December 31, 2014 is accurate and complete.

G. William Andrews, Chief Executive Officer
Campbell & Company, LP
Commodity Pool Operator
The Campbell Multi-Strategy Trust

Deloitte & Touche LLP
Suite 800
7900 Tysons One Place
McLean, VA 22102-5971
USA
Tel: +1 703 251 1000
Fax: +1 703 251 3400
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the “Trust”), including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2014, the results of its operations for the year then ended, the changes in its shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 27, 2015

Member of
Deloitte Touche Tohmatsu Limited

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks
Bermuda
Financials
Argo Group International Holdings Ltd.	1,549	$85,923	0.06%
PartnerRe Ltd.	2,648	302,217	0.19%
White Mountains Insurance Group Ltd.	121	76,243	0.05%
Total Financials		464,383	0.30%
Brazil
Materials
Braskem – Adr	7,514	97,006	0.06%
Canada
Consumer Discretionary
Gildan Activewear Inc.	387	21,885	0.01%
Lions Gate Entertainment Corp.	596	19,084	0.01%
Magna International Inc. – Class A	958	104,125	0.07%
Total Consumer Discretionary		145,094	0.09%
Energy
Canadian Natural Resources Ltd.	3,180	98,197	0.07%
Enerplus Corp.	6,761	64,906	0.04%
Imperial Oil Ltd.	55	2,367	0.00%
Precision Drilling Corp.	9,263	56,134	0.04%
Tesco Corp.	519	6,654	0.00%
TransCanada Corp.	857	42,079	0.03%
Total Energy		270,337	0.18%
Industrials
Progressive Waste Solutions Ltd.	2,184	65,695	0.04%
Materials
Agrium Inc.	1,954	185,082	0.13%
Goldcorp Inc.	4,457	82,544	0.05%
Methanex Corp.	581	26,627	0.02%
Total Materials		294,253	0.20%
Total Canada		775,379	0.51%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Cayman Islands
Health Care
WuXi PharmaTech Cayman Inc. – Adr*	3,233	$108,855	0.07%
Information Technology
Baidu Inc. – Adr*	746	170,066	0.11%
Perfect World Co., Ltd. – Adr	5,241	82,598	0.05%
SINA Corp.*	5,565	208,187	0.14%
Total Information Technology		460,851	0.30%
Total Cayman Islands		569,706	0.37%
Curacao
Energy
Schlumberger Ltd.	2,295	196,016	0.13%
Guernsey
Information Technology
Amdocs Ltd.	359	16,749	0.01%
India
Consumer Discretionary
Tata Motors Ltd. – Adr	69	2,917	0.00%
Ireland
Health Care
ICON Plc.*	166	8,464	0.01%
Jazz Pharmaceuticals Plc.*	1,521	249,033	0.16%
Total Health Care		257,497	0.17%
Industrials
Ingersoll-Rand Plc.	1,161	73,596	0.05%
Total Ireland		331,093	0.22%
Israel
Health Care
Teva Pharmaceutical Industries – Adr	978	56,245	0.04%
Information Technology
Check Point Software Technologies Ltd.*	9,254	727,086	0.47%
Mellanox Technologies Ltd.*	1,393	59,523	0.04%
Total Information Technology		786,609	0.51%
Total Israel		842,854	0.55%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Japan
Consumer Discretionary
ABC-Mart Inc.	4,900	$238,307	0.17%
Adastria Holdings Co., Ltd.	2,200	57,994	0.04%
Aisin Seiki Co., Ltd.	100	3,633	0.00%
Alpen Co., Ltd.	1,200	16,928	0.01%
Amuse Inc.	1,100	31,979	0.02%
Aoyama Trading Co., Ltd.	200	4,411	0.00%
Arcland Sakamoto Co., Ltd.	5,300	103,414	0.07%
Asahi Co., Ltd.	2,200	20,390	0.01%
Bandai Namco Holdings Inc.	1,500	32,083	0.02%
Benesse Holdings Corp.	3,200	95,700	0.06%
Canon Marketing Japan Inc.	4,400	75,172	0.05%
Chofu Seisakusho Co., Ltd.	100	2,578	0.00%
CyberAgent Inc.	3,100	117,276	0.08%
Daiichikosho Co., Ltd.	400	10,878	0.01%
DCM Holdings Co., Ltd.	1,400	9,016	0.01%
Denso Corp.	2,100	99,013	0.06%
Don Quijote Co., Ltd.	1,500	104,484	0.07%
Doshisha Co., Ltd.	7,600	108,223	0.07%
Doutor Nichires Holdings Co., Ltd.	700	10,120	0.01%
Dunlop Sports Co., Ltd.	600	6,677	0.00%
ESCRIT Inc.	5,000	42,336	0.03%
Exedy Corp.	900	21,870	0.01%
Fast Retailing Co., Ltd.	100	36,738	0.02%
Fields Corp.	2,600	32,491	0.02%
France Bed Holdings Co., Ltd.	3,000	4,530	0.00%
Fuji Co., Ltd.	100	1,824	0.00%
Fuji Heavy Industries Ltd.	6,300	225,985	0.15%
Fujitsu General Ltd.	4,000	38,874	0.03%
Funai Electric Co., Ltd.	300	3,641	0.00%
Futaba Industrial Co., Ltd.	4,000	18,986	0.01%
Genki Sushi Co., Ltd.	600	13,309	0.01%
Geo Holdings Corp.	100	805	0.00%
Gulliver International Co., Ltd.	9,800	68,018	0.04%
Hakuhodo DY Holdings Inc.	7,500	72,576	0.05%
Hikari Tsushin Inc.	700	42,978	0.03%
Honeys Co., Ltd.	100	787	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Ikyu Corp.	1,600	$18,045	0.01%
Isetan Mitsukoshi Holdings Ltd.	14,600	183,421	0.12%
Isuzu Motors Ltd.	800	9,887	0.01%
J Front Retailing Co., Ltd.	6,600	77,466	0.05%
Kawai Musical Instruments Manufacturing Co., Ltd.	100	2,030	0.00%
Kisoji Co., Ltd.	800	13,214	0.01%
KNT-CT Holdings Co., Ltd.*	27,000	34,461	0.02%
Koito Manufacturing Co., Ltd.	2,400	74,177	0.05%
Konaka Co., Ltd.	500	2,611	0.00%
Kura Corp.	900	25,489	0.02%
Mars Engineering Corp.	200	3,442	0.00%
Matsuya Foods Co., Ltd.	400	8,435	0.01%
Mazda Motor Corp.	5,200	126,991	0.08%
Meiko Network Japan Co., Ltd.	400	4,088	0.00%
Meiwa Estate Co., Ltd.	2,100	8,934	0.01%
Misawa Homes Holdings, Inc.	4,600	39,448	0.03%
Mitsubishi Motors Co.	20,800	192,601	0.13%
MOS Food Services Inc.	200	3,711	0.00%
NGK Spark Plug Co., Ltd.	700	21,460	0.01%
Nikon Corp.	7,000	93,664	0.06%
Nishimatsuya Chain Co., Ltd.	6,400	52,321	0.03%
Nissan Motor Co., Ltd.	30,400	268,052	0.18%
Nitori Holdings Co., Ltd.	5,000	270,281	0.19%
PanaHome Corp.	2,000	12,880	0.01%
Panasonic Corp.	10,900	129,754	0.08%
PGM Holdings K.K.	600	5,706	0.00%
Pioneer Corp.*	29,500	56,847	0.04%
Resorttrust Inc.	100	2,211	0.00%
Rhythm Watch Co., Ltd.	6,000	7,658	0.00%
Riken Corp.	2,000	7,625	0.00%
Royal Holdings Co., Ltd.	3,600	50,392	0.03%
Ryohin Keikaku Co., Ltd.	300	37,239	0.02%
Saizeriya Co., Ltd.	3,800	50,244	0.03%
Sanden Corp.	4,000	21,656	0.01%
Sanoh Industrial Co., Ltd.	400	2,533	0.00%
Sega Sammy Holdings Inc.	200	2,596	0.00%
Seiren Co., Ltd.	6,900	53,991	0.04%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Sekisui House Ltd.	5,600	$74,137	0.05%
Shimachu Co., Ltd.	11,500	281,083	0.19%
Shimano Inc.	1,100	143,608	0.09%
SNT Corp.	3,600	15,526	0.01%
Suminoe Textile Co., Ltd.	6,000	14,365	0.01%
Sumitomo Electric Industries Ltd.	17,600	222,138	0.14%
Sumitomo Forestry Co., Ltd.	5,200	51,360	0.03%
Sumitomo Riko Co., Ltd.	5,100	38,673	0.03%
Sumitomo Rubber Industries Ltd.	9,200	138,144	0.09%
Suzuki Motor Corp.	2,000	60,730	0.04%
Takashimaya Co., Ltd.	29,000	233,935	0.15%
Take And Give Needs Co., Ltd.	1,200	9,810	0.01%
Toho Co., Ltd.	9,600	219,188	0.14%
Tyo Inc.	7,200	10,931	0.01%
Unipres Corp.	400	6,614	0.00%
Yamaha Motor Co., Ltd.	5,700	116,116	0.08%
Yondoshi Holdings Inc.	1,300	20,420	0.01%
Yorozu Corp.	100	1,671	0.00%
Zenrin Co., Ltd.	2,000	23,091	0.02%
Total Consumer Discretionary		5,431,125	3.54%
Consumer Staples
Aderans Co., Ltd.	2,600	24,639	0.02%
Ajinomoto Co., Inc.	3,000	56,133	0.04%
Arcs Co., Ltd.	3,700	76,762	0.05%
Asahi Group Holdings Ltd.	100	3,125	0.00%
Cawachi Ltd.	1,100	16,380	0.01%
Coca-Cola East Japan Co., Ltd.	3,800	58,676	0.04%
Cosmos Pharmaceutical Corp.	200	27,445	0.02%
Ensuiko Sugar Refining Co., Ltd.	1,000	2,194	0.00%
Ezaki Glico Co., Ltd.	100	3,545	0.00%
Fuji Oil Co., Ltd. Osaka	3,100	39,773	0.03%
Fujiya Co., Ltd.	3,000	4,905	0.00%
Heiwado Co., Ltd.	1,900	36,930	0.02%
Hokuto Corp.	100	1,669	0.00%
House Foods Group Corp.	500	8,692	0.01%
Itoham Foods Inc.	6,000	31,683	0.02%
J-Oil Mills Inc.	2,000	6,523	0.00%
Kasumi Co., Ltd.	5,300	44,832	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Kato Sangyo Co., Ltd.	600	$11,417	0.01%
Key Coffee Inc.	300	4,184	0.00%
Kobayashi Pharmaceutical Co., Ltd.	700	41,109	0.03%
Kose Corp.	200	7,883	0.01%
Lawson Inc.	4,700	285,824	0.18%
Mandom Corp.	400	13,214	0.01%
Marudai Food Co., Ltd.	17,000	58,711	0.04%
Megmilk Snow Brand Co., Ltd.	6,100	73,225	0.05%
MEIJI Holdings Co., Ltd.	300	27,554	0.02%
Ministop Co., Ltd.	200	2,664	0.00%
Nippon Flour Mills Co., Ltd.	3,000	13,389	0.01%
Nisshin Oillio Group Ltd.	3,000	10,536	0.01%
Nisshin Seifun Group Inc.	1,400	13,664	0.01%
Nissin Foods Holdings Co., Ltd.	2,900	139,588	0.09%
Prima Meat Packers Ltd.	35,000	79,417	0.05%
S Foods Inc.	900	17,936	0.01%
San-A Co., Ltd.	300	10,223	0.01%
Seven & I Holdings Co., Ltd.	600	21,815	0.01%
Toyo Suisan Kaisha Ltd.	2,600	84,589	0.06%
Warabeya Nichiyo Co., Ltd.	1,100	18,628	0.01%
Yakult Honsha Co., Ltd.	400	21,289	0.01%
Yamatane Corp.	5,000	7,216	0.00%
Yamazaki Baking Co., Ltd.	9,000	111,717	0.07%
Total Consumer Staples		1,519,698	0.99%
Energy
Cosmo Oil Co., Ltd.	27,000	38,515	0.03%
Fuji Oil Co., Ltd.	600	1,832	0.00%
Idemitsu Kosan Co., Ltd.	13,800	230,009	0.15%
Nippon Gas Co., Ltd.	3,000	67,846	0.04%
Toyo Kanetsu K.K.	6,000	12,313	0.01%
Total Energy		350,515	0.23%
Financials
AEON Financial Service Co., Ltd.	1,900	38,071	0.02%
Aozora Bank Ltd.	102,000	318,231	0.21%
Bank of Yokohama Ltd.	42,000	230,295	0.15%
Daibiru Corp.	12,800	121,300	0.08%
Daikyo Inc.	16,000	24,959	0.02%
Daiwa House Industry Co., Ltd.	4,900	93,728	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Fukuoka Financial Group Inc.	1,000	$5,214	0.00%
Fuyo General Lease Co., Ltd.	1,300	45,385	0.03%
Higo Bank Ltd.	14,000	74,978	0.05%
Hitachi Capital Corp.	400	8,923	0.01%
Ichiyoshi Securities Co., Ltd.	900	9,828	0.01%
Japan Exchange Group Inc.	200	4,732	0.00%
Juroku Bank Ltd.	19,000	67,837	0.04%
Kenedix Inc.	9,600	44,366	0.03%
Leopalace21 Corp.*	4,100	26,131	0.02%
Matsui Securities Co., Ltd.	20,000	175,683	0.11%
Minato Bank Ltd.	8,000	14,215	0.01%
Mitsubishi Estate Co., Ltd.	14,000	298,453	0.19%
Mitsubishi UFJ Financial Group Inc.	75,400	417,963	0.27%
Mitsui Fudosan Co., Ltd.	6,000	162,920	0.11%
Nanto Bank Ltd.	5,000	17,351	0.01%
Okasan Securities Group Inc.	12,000	91,595	0.06%
Pocket Card Co., Ltd.	1,700	8,239	0.01%
Resona Holdings Inc.	95,700	488,500	0.32%
Senshu Ikeda Holdings Inc.	5,900	26,971	0.02%
Shizuoka Bank Ltd.	3,000	27,704	0.02%
Sony Financial Holdings Inc.	2,300	34,191	0.02%
Sumitomo Mitsui Financial Group Inc.	7,000	255,474	0.17%
Sumitomo Mitsui Trust Holdings Inc.	126,000	486,867	0.31%
Suruga Bank Ltd.	1,100	20,399	0.01%
T&D Holdings Inc.	24,000	291,904	0.19%
TOC Co., Ltd.	2,500	14,181	0.01%
Tokai Tokyo Financial Holdings Inc.	600	4,164	0.00%
Tokio Marine Holdings Inc.	1,700	55,783	0.04%
Tokyo Tatemono Co., Ltd.	30,000	220,480	0.14%
Toyo Securities Co., Ltd.	4,000	11,612	0.01%
Total Financials		4,238,627	2.76%
Health Care
As One Corp.	1,000	26,277	0.02%
Asahi Intecc Co., Ltd.	1,600	79,016	0.05%
Astellas Pharma Inc.	6,900	97,075	0.06%
BML Inc.	500	13,326	0.01%
Daito Pharmaceutical Co., Ltd.	1,000	15,842	0.01%
Eiken Chemical Co., Ltd.	100	1,628	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Hogy Medical Co., Ltd.	1,300	$59,645	0.04%
Kaken Pharmaceutical Co., Ltd.	12,000	233,944	0.16%
KYORIN Holdings Inc.	3,600	67,180	0.04%
Kyowa Hakko Kirin Co., Ltd.	19,000	180,054	0.12%
M3 Inc.	7,700	129,945	0.08%
Mochida Pharmaceutical Co., Ltd.	100	5,447	0.00%
Nihon Kohden Corp.	400	19,954	0.01%
Nikkiso Co., Ltd.	9,400	87,825	0.06%
Nissui Pharmaceutical	100	1,054	0.00%
Olympus Corp.*	4,400	156,730	0.10%
Rion Co., Ltd.	300	3,474	0.00%
Seikagaku Corp.	100	1,634	0.00%
Ship Healthcare Holdings Inc.	1,300	29,736	0.02%
Sysmex Corp.	900	40,467	0.03%
Terumo Corp.	1,000	22,999	0.02%
Towa Pharmaceutical Co., Ltd.	300	13,414	0.01%
Total Health Care		1,286,666	0.84%
Industrials
Amada Co., Ltd.	19,500	168,688	0.11%
Central Japan Railway Co.	300	45,397	0.03%
COMSYS Holdings Corp.	9,100	126,015	0.08%
CTI Engineering Co., Ltd.	2,500	32,138	0.02%
Daikin Industries Ltd.	2,500	162,878	0.11%
Duskin Co., Ltd.	2,500	36,997	0.02%
FANUC Corp.	1,300	216,296	0.14%
Fudo Tetra Corp.	35,800	74,064	0.05%
Fuji Electric Co., Ltd.	22,000	88,826	0.06%
Fukuda Corp.	2,000	17,101	0.01%
Fukushima Industries Corp.	1,200	19,340	0.01%
Funai Soken Holdings Inc.	400	3,300	0.00%
Furukawa Co., Ltd.	15,000	26,152	0.02%
Hitachi Construction Machinery Co., Ltd.	3,800	81,405	0.05%
Hitachi Koki Co., Ltd.	7,100	54,845	0.04%
Iino Kaiun Kaisha Ltd.	1,300	7,331	0.00%
Inaba Denki Sangyo Co., Ltd.	400	13,030	0.01%
ITOCHU Corp.	3,400	36,645	0.02%
Juki Corp.	9,000	32,509	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Kajima Corp.	16,000	$66,603	0.04%
Kamigumi Co., Ltd.	3,000	26,928	0.02%
Kanamoto Co., Ltd.	2,200	60,104	0.04%
Kintetsu Corp.	8,000	26,494	0.02%
Kitagawa Iron Works Co., Ltd.	8,000	14,682	0.01%
Kito Corp.	1,000	9,969	0.01%
Komatsu Ltd.	20,600	461,234	0.30%
Kubota Corp.	17,000	249,735	0.16%
Kumagai Gumi Co.*	5,000	16,225	0.01%
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,200	38,467	0.03%
Maeda Corp.	2,000	16,467	0.01%
Makino Milling Machine Co., Ltd.	10,000	75,162	0.05%
Makita Corp.	1,700	77,714	0.05%
Maruyama Manufacturing Co., Inc.	4,000	7,808	0.01%
Meidensha Corp.	22,000	70,290	0.05%
Minebea Co., Ltd.	16,000	240,784	0.16%
Mitsubishi Corp.	6,500	120,213	0.08%
Mitsubishi Electric Corp.	8,000	96,501	0.06%
Mitsubishi Heavy Industries Ltd.	17,000	94,987	0.06%
Mitsui OSK Lines Ltd.	48,000	143,750	0.09%
Mitsui-Soko Co., Ltd.	8,000	28,630	0.02%
Miura Co., Ltd.	200	2,040	0.00%
Nabtesco Corp.	2,400	58,841	0.04%
NGK Insulators Ltd.	8,000	166,440	0.11%
Nidec Corp.	2,000	130,986	0.09%
Nippon Hume Corp.	500	3,837	0.00%
Nippon Konpo Unyu Soko Co., Ltd.	5,500	81,347	0.05%
Nippon Road Co., Ltd.	18,000	89,643	0.06%
Nippon Yusen K.K.	28,000	79,883	0.05%
Nishimatsu Construction Co., Ltd.	21,000	87,066	0.06%
Nisshinbo Holdings Inc.	3,000	31,308	0.02%
Nittoc Construction Co., Ltd.	7,300	31,301	0.02%
Nomura Co., Ltd.	8,600	68,441	0.04%
Noritake Co., Ltd.	2,000	4,455	0.00%
NSK Ltd.	38,000	457,109	0.30%
NTN Corp.	5,000	22,440	0.01%
Obayashi Corp.	17,000	111,041	0.07%
Odakyu Electric Railway Co., Ltd.	16,000	143,082	0.09%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Okabe Co., Ltd.	400	$3,660	0.00%
OKK Corp.	2,000	2,653	0.00%
Okumura Corp.	12,000	54,857	0.04%
Pronexus Inc.	300	1,877	0.00%
Sanwa Holdings Corp.	27,700	195,026	0.13%
Sato Corp.	2,900	66,528	0.04%
Shima Seiki Manufacturing Ltd.	2,200	40,375	0.03%
Shimizu Corp.	18,000	123,579	0.08%
Shoko Co., Ltd.	10,000	14,265	0.01%
SMC Corp.	1,700	453,381	0.30%
Space Co., Ltd.	1,300	12,623	0.01%
Star Micronics Co., Ltd.	11,700	150,307	0.10%
Sumitomo Heavy Industries Ltd.	89,000	484,814	0.33%
Sumitomo Warehouse Co., Ltd.	1,000	5,422	0.00%
Tadano Ltd.	9,000	112,767	0.07%
Takisawa Machine Tool Co., Ltd.	6,000	10,711	0.01%
Tanseisha Co., Ltd.	3,600	24,746	0.02%
THK Co., Ltd.	600	14,645	0.01%
Tobu Railway Co., Ltd.	34,000	146,920	0.10%
Toda Corp.	26,000	103,675	0.07%
Toshiba Corp.	86,000	367,603	0.24%
Toyo Wharf & Warehouse Co., Ltd.	2,000	3,353	0.00%
Trusco Nakayama Corp.	1,300	33,998	0.02%
Tsubakimoto Chain Co.	2,000	16,284	0.01%
Uchida Yoko Co., Ltd.	5,000	15,850	0.01%
Union Tool Co.	900	19,926	0.01%
Wakachiku Construction Co., Ltd.	16,000	27,762	0.02%
WDB Holdings Co., Ltd.	400	2,870	0.00%
West Japan Railway Co.	1,900	90,534	0.06%
Yamato Holdings Co., Ltd.	9,300	185,767	0.12%
Yuken Kogyo Co., Ltd.	1,000	2,111	0.00%
Total Industrials		7,543,853	4.93%
Information Technology
Ai Holdings Corp.	1,700	30,292	0.02%
Alps Electric Co., Ltd.	2,100	40,450	0.03%
Azbil Corp.	100	2,327	0.00%
CAC Holdings Corp.	1,200	11,742	0.01%
CONEXIO Corp.	1,200	11,272	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Cybozu Inc.	500	$1,577	0.00%
Dai-ichi Seiko Co., Ltd.	2,400	48,410	0.03%
Dainippon Screen Manufacturing Co., Ltd.	29,000	172,972	0.11%
Daiwabo Holdings Co., Ltd.	11,000	19,270	0.01%
Digital Garage Inc.	1,300	19,965	0.01%
Disco Corp.	100	8,100	0.01%
ESPEC Corp.	8,700	79,253	0.05%
Ferrotec Corp.	2,000	10,678	0.01%
Fuji Soft Inc.	1,400	28,742	0.02%
FUJIFILM Holdings Corp.	3,900	120,408	0.08%
Fujitsu Frontech Ltd.	100	1,288	0.00%
Fujitsu Ltd.	28,000	150,493	0.10%
Hakuto Co., Ltd.	1,200	11,942	0.01%
Hamamatsu Photonics K.K.	3,400	163,937	0.11%
Hirose Electric Co., Ltd.	600	70,473	0.05%
Hitachi High-Technologies Corp.	1,200	35,037	0.02%
Hitachi Kokusai Electric Inc.	9,000	127,558	0.08%
Horiba Ltd.	1,400	46,891	0.03%
Hosiden Corp.	5,600	31,439	0.02%
I-Net Corp.	200	1,498	0.00%
Innotech Corp.	4,500	18,582	0.01%
Iriso Electronics Co., Ltd.	200	10,778	0.01%
IT Holdings Corp.	1,900	28,831	0.02%
Itochu Techno-Solutions Corp.	6,300	224,409	0.16%
Japan Aviation Electronics Industry Ltd.	5,000	111,032	0.07%
Japan Digital Laboratory Co., Ltd.	9,900	133,872	0.09%
Jastec Co., Ltd.	2,900	19,474	0.01%
JBCC Holdings Inc.	600	3,759	0.00%
Konica Minolta Inc.	7,000	77,372	0.05%
Kyocera Corp.	1,300	60,253	0.04%
LAC Co., Ltd.	14,200	98,911	0.06%
Murata Manufacturing Co., Ltd.	600	66,319	0.04%
Nihon Unisys Ltd.	2,000	17,969	0.01%
Nintendo Co., Ltd.	1,400	147,212	0.10%
Nippon Chemi-Con Corp.*	4,000	11,679	0.01%
Nomura Research Institute Ltd.	500	15,454	0.01%
Nuflare Technology Inc.	400	15,199	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Ohara Inc.	500	$2,373	0.00%
Oki Electric Industry Co., Ltd.	23,000	44,513	0.03%
Optex Co., Ltd.	400	6,473	0.00%
Otsuka Corp.	2,600	82,853	0.05%
Ricoh Co., Ltd.	5,300	54,337	0.04%
Rohm Co., Ltd.	3,100	190,332	0.13%
Sanken Electric Co., Ltd.	4,000	32,367	0.02%
SCSK Corp.	800	20,221	0.01%
Seiko Epson Corp.	1,300	55,199	0.04%
SK-Electronics Ltd.	400	4,104	0.00%
Square Enix Holdings Co., Ltd.	1,600	33,475	0.02%
SRA Holdings	400	4,832	0.00%
Sumco Corp.	3,600	52,525	0.03%
TDK Corp.	1,600	95,566	0.06%
TKC Corp.	300	4,975	0.00%
Transcosmos Inc.	3,400	56,754	0.04%
Trend Micro Inc.	6,300	175,533	0.12%
UKC Holdings Corp.	100	1,421	0.00%
Yaskawa Electric Corp.	9,400	121,700	0.08%
Yokogawa Electric Corp.	3,200	35,584	0.02%
Total Information Technology		3,382,256	2.21%
Materials
Achilles Corp.	19,000	23,616	0.02%
ADEKA Corp.	1,500	17,919	0.01%
Aichi Steel Corp.	2,000	7,091	0.00%
Asahi Organic Chemicals Industry Co., Ltd.	5,000	11,929	0.01%
Chuetsu Pulp & Paper Co., Ltd.	1,000	1,493	0.00%
Dowa Holdings Co., Ltd.	3,000	24,150	0.02%
Fuji Seal International Inc.	300	8,847	0.01%
Hitachi Chemical Co., Ltd.	11,200	200,315	0.13%
Hitachi Metals Ltd.	13,000	223,616	0.15%
JSR Corp.	1,800	31,172	0.02%
Kanto Denka Kogyo Co., Ltd.	3,000	15,341	0.01%
Konishi Co., Ltd.	900	14,377	0.01%
Krosaki Harima Corp.	4,000	8,275	0.01%
Kuraray Co., Ltd.	9,000	103,458	0.07%
Kureha Corp.	14,000	59,212	0.04%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Mitsubishi Chemical Holdings Corp.	92,600	$454,600	0.29%
Mitsui Chemicals Inc.	36,000	103,308	0.07%
Mitsui Mining & Smelting Co., Ltd.	34,000	83,103	0.05%
Nippon Denko Co., Ltd.	22,100	53,833	0.04%
Nippon Kinzoku Co., Ltd.*	18,000	21,923	0.01%
Nippon Light Metal Holdings Co., Ltd.	4,900	7,072	0.00%
Nippon Soda Co., Ltd.	3,000	16,667	0.01%
Nippon Steel & Sumitomo Metal Corp.	182,000	456,842	0.29%
Nissan Chemical Industries Ltd.	1,500	27,529	0.02%
Nitto Denko Corp.	4,100	231,652	0.14%
Osaka Steel Co., Ltd.	1,000	17,118	0.01%
Shinagawa Refractories Co.	5,000	11,303	0.01%
Shin-Etsu Chemical Co., Ltd.	4,300	282,159	0.17%
Shin-Etsu Polymer Co., Ltd.	9,400	39,364	0.03%
Showa Denko K.K.	161,000	200,117	0.13%
Stella Chemifa Corp.	800	8,829	0.01%
Sumitomo Metal Mining Co., Ltd.	3,000	45,297	0.03%
Sumitomo Osaka Cement Co., Ltd.	16,000	46,048	0.03%
Toagosei Co., Ltd.	7,000	28,029	0.02%
Tokai Carbon Co., Ltd.	3,000	8,884	0.01%
Tokuyama Corp.*	19,000	38,832	0.03%
Tokyo Steel Manufacturing Co., Ltd.	6,200	38,687	0.03%
Toyobo Co., Ltd.	24,000	32,434	0.02%
Yamato Kogyo Co., Ltd.	1,900	53,889	0.04%
Zeon Corp.	4,000	36,271	0.02%
Total Materials		3,094,601	2.02%
Telecommunication Services
NTT DOCOMO Inc.	18,800	277,276	0.18%
Utilities
Electric Power Development Co., Ltd.	700	23,825	0.02%
Hokkaido Electric Power Co., Inc.*	1,800	14,460	0.01%
Hokuriku Electric Power Co.	8,500	109,197	0.07%
Kansai Electric Power Co., Inc.*	31,700	303,579	0.19%
Shikoku Electric Power Co., Inc.*	12,100	147,875	0.10%
Toho Gas Co., Ltd.	30,000	148,154	0.09%
Tohoku Electric Power Co., Inc.	4,900	57,472	0.04%
Total Utilities		804,562	0.52%
Total Japan		27,929,179	18.22%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Liberia
Consumer Discretionary
Royal Caribbean Cruises Ltd.	2,989	$246,383	0.16%
Marshall Islands
Energy
Scorpio Tankers Inc.	18,427	160,131	0.11%
Netherlands
Industrials
AerCap Holdings NV*	2,824	109,628	0.07%
Norway
Energy
Statoil ASA – Adr	15,109	266,069	0.17%
Singapore
Information Technology
Avago Technologies Ltd.	2,872	288,894	0.19%
South Africa
Energy
Sasol Ltd. – Adr	1,989	75,522	0.05%
South Korea
Utilities
Korea Electric Power Corp. – Adr	1,692	32,757	0.02%
Sweden
Information Technology
Telefonaktiebolaget LM Ericsson – Adr	15,848	191,761	0.13%
Switzerland
Financials
ACE Ltd.	166	19,070	0.01%
Information Technology
TE Connectivity Ltd.	28	1,771	0.00%
Total Switzerland		20,841	0.01%
United Kingdom
Consumer Staples
British American Tobacco Plc. – Adr	1,763	190,087	0.13%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Energy
BP Plc. – Adr	387	$14,753	0.01%
Financials
Prudential Plc. – Adr	442	20,407	0.01%
Total United Kingdom		225,247	0.15%
United States
Consumer Discretionary
ANN Inc.*	5,104	186,194	0.12%
Asbury Automotive Group Inc.*	9,639	731,792	0.48%
AutoNation Inc.*	1,940	117,195	0.08%
Beazer Homes USA Inc.*	846	16,379	0.01%
Best Buy Co., Inc.	6,443	251,148	0.16%
BJ’s Restaurants Inc.*	5,881	295,285	0.19%
BorgWarner Inc.	13,200	725,339	0.47%
Carmike Cinemas Inc.*	5,958	156,517	0.10%
Ethan Allen Interiors Inc.	1,300	40,261	0.03%
Expedia Inc.	8,533	728,376	0.48%
Finish Line Inc. – Class A	3,542	86,106	0.06%
Gentherm Inc.*	10,824	396,375	0.26%
Grand Canyon Education Inc.*	4,300	200,638	0.13%
Group 1 Automotive Inc.	1,451	130,039	0.08%
Hanesbrands Inc.	2,136	238,420	0.16%
Hasbro Inc.	3,535	194,390	0.13%
Hibbett Sports Inc.*	2,378	115,167	0.08%
Iconix Brand Group Inc.*	6,194	209,295	0.14%
Krispy Kreme Doughnuts Inc.*	1,662	32,808	0.02%
Lennar Corp. – Class A	5,533	247,934	0.16%
MGM Resorts International*	2,913	62,280	0.04%
Morningstar Inc.	31	2,006	0.00%
Movado Group Inc.	138	3,915	0.00%
Nexstar Broadcasting Group Inc.	4,728	244,863	0.16%
O’Reilly Automotive Inc.*	359	69,151	0.05%
Polaris Industries Inc.	433	65,487	0.04%
Ryland Group Inc.	2,171	83,714	0.05%
Select Comfort Corp.*	166	4,487	0.00%
Sonic Corp.	3,261	88,797	0.06%
Standard Motor Products Inc.	636	24,244	0.02%
Standard Pacific Corp.*	11,531	84,061	0.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Steven Madden Ltd.*	3,979	$126,652	0.08%
Tractor Supply Co.	3,058	241,032	0.16%
Under Armour Inc. – Class A*	3,521	239,076	0.16%
Vail Resorts Inc.	1,766	160,936	0.10%
Total Consumer Discretionary		6,600,359	4.31%
Consumer Staples
Brown-Forman Corp. – Class B	4,964	436,038	0.28%
Colgate-Palmolive Co.	4,673	323,325	0.21%
Costco Wholesale Corp.	304	43,092	0.03%
Diamond Foods Inc.*	55	1,553	0.00%
Hormel Foods Corp.	4,792	249,663	0.16%
Inter Parfums Inc.	2,564	70,382	0.05%
PepsiCo Inc.	6,857	648,397	0.43%
PriceSmart Inc.	45	4,105	0.00%
USANA Health Sciences Inc.*	1,043	107,001	0.07%
Total Consumer Staples		1,883,556	1.23%
Energy
Atwood Oceanics Inc.	3,983	112,998	0.07%
EQT Corp.	2,785	210,824	0.14%
Geospace Technologies Corp.*	2,337	61,931	0.04%
Green Plains Inc.	2,212	54,813	0.04%
Halliburton Co.	3,899	153,348	0.10%
Tesoro Corp.	2,748	204,313	0.13%
Unit Corp.*	4,509	153,757	0.10%
Western Refining Inc.	5,115	193,245	0.13%
Whiting Petroleum Corp.*	2,469	81,477	0.05%
Williams Companies, Inc.	2,516	113,069	0.07%
World Fuel Services Corp.	1,275	59,836	0.04%
Total Energy		1,399,611	0.91%
Financials
Alleghany Corp.*	435	201,623	0.13%
Ameriprise Financial Inc.	636	84,111	0.05%
Associated Banc-Corp.	34,475	642,268	0.43%
Bancorp South Inc.	3,437	77,367	0.05%
Bank of New York Mellon Corp.	1,780	72,215	0.05%
Bank of the Ozarks Inc.	636	24,117	0.02%
BofI Holding Inc.*	673	52,366	0.03%
BOK Financial Corp.	2,870	172,315	0.11%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Columbia Banking System Inc.	4,788	$132,197	0.09%
Comerica Inc.	4,064	190,358	0.12%
Cullen/Frost Bankers Inc.	8,656	611,459	0.41%
E*TRADE Financial Corp.*	308	7,471	0.00%
First Cash Financial Services Inc.*	444	24,717	0.02%
Fulton Financial Corp.	138	1,706	0.00%
Glacier BanCorp. Inc.	719	19,967	0.01%
Hancock Holding Co.	585	17,960	0.01%
Hanmi Financial Corp.	1,018	22,203	0.01%
Hartford Financial Services Group Inc.	304	12,674	0.01%
Iberiabank Corp.	1,034	67,055	0.04%
IntercontinentalExchange Group	774	169,730	0.11%
Investment Technology Group Inc.*	3,281	68,310	0.04%
Kennedy-Wilson Holdings Inc.	1,381	34,939	0.02%
Lamar Advertising Co.	2,258	121,119	0.08%
Markel Corp.*	93	63,504	0.04%
Old National Bancorp	276	4,107	0.00%
PacWest Bancorp	3,650	165,929	0.11%
PNC Financial Services Group Inc.	995	90,774	0.06%
Principal Financial Group Inc.	4,442	230,717	0.15%
TD Ameritrade Holding Corp.	7,507	268,600	0.18%
Torchmark Corp.	194	10,509	0.01%
Umpqua Holdings Corp.	359	6,107	0.00%
ViewPoint Financial Group Inc.	774	18,460	0.01%
Washington Federal Inc.	774	17,144	0.01%
Webster Financial Corp.	802	26,089	0.02%
Total Financials		3,730,187	2.43%
Health Care
Achillion Pharmaceuticals Inc.*	7,300	89,425	0.06%
Akorn Inc.*	1,936	70,083	0.05%
Alexion Pharmaceuticals Inc.*	1,257	232,583	0.15%
Alnylam Pharmaceuticals Inc.*	1,839	178,383	0.12%
Amgen Inc.	553	88,087	0.06%
Anika Therapeutics*	7,394	301,232	0.20%
Capital Senior Living Corp.*	83	2,068	0.00%
Centene Corp.*	1,023	106,239	0.07%
Cigna Corp.	1,030	105,997	0.07%
DENTSPLY International Inc.	13,666	727,987	0.47%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
DexCom Inc.*	276	$15,194	0.01%
Gilead Sciences Inc.*	1,035	97,559	0.06%
Greatbatch Inc.*	6,458	318,379	0.21%
Hanger Inc.*	1,910	41,829	0.03%
Health Net Inc.*	28	1,499	0.00%
Incyte Corp.*	111	8,115	0.01%
Lannett Co., Inc.*	1,467	62,905	0.04%
MedAssets Inc.*	1,382	27,308	0.02%
Medivation Inc.*	2,682	267,154	0.17%
MEDNAX Inc.*	1,263	83,497	0.05%
Medtronic Inc.	7,617	549,947	0.36%
Molina Healthcare Inc.*	469	25,106	0.02%
Omnicell Inc.*	4,289	142,052	0.09%
Pharmacyclics Inc.*	166	20,295	0.01%
PharMerica Corp.*	7,906	163,733	0.11%
Quidel Corp.*	1,755	50,755	0.03%
Repligen Corp.*	3,774	74,725	0.05%
Team Health Holdings Inc.*	102	5,868	0.00%
Varian Medical Systems Inc.*	111	9,603	0.01%
VCA Antech Inc.*	2,259	110,171	0.07%
Waters Corp.*	1,928	217,324	0.14%
West Pharmaceutical Services Inc.	8,199	436,515	0.28%
Wright Medical Group Inc.*	10,334	277,675	0.18%
Total Health Care		4,909,292	3.20%
Industrials
ACCO Brands Corp.*	17,904	161,315	0.11%
Advisory Board Co.*	864	42,319	0.03%
Aerovironment Inc.*	3,339	90,988	0.06%
Alaska Air Group Inc.	3,401	203,244	0.13%
Allegiant Travel Co.*	751	112,898	0.07%
Altra Industrial Motion Corp.	12,176	345,677	0.23%
Apogee Enterprises Inc.	5,387	228,247	0.15%
Applied Industrial Technologies Inc.	857	39,071	0.03%
Armstrong World Industries Inc.*	553	28,269	0.02%
Astronics Corp.*	1,746	96,571	0.06%
Carlisle Companies Inc.	4,448	401,388	0.26%
CLARCOR Inc.	28	1,866	0.00%
Corporate Executive Board Co.	3,744	271,552	0.18%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Covanta Holding Corp.	7,422	$163,358	0.11%
CSX Corp.	14,302	518,161	0.34%
Cummins Inc.	940	135,520	0.09%
Delta Air Lines Inc.	9,684	476,356	0.31%
DigitalGlobe Inc.*	1,051	32,549	0.02%
Dycom Industries Inc.*	10,830	380,025	0.25%
FedEx Corp.	28	4,862	0.00%
Franklin Electric Co., Inc.	4,915	184,460	0.12%
General Dynamics Corp.	5,293	728,422	0.48%
H&E Equipment Services Inc.	8,553	240,254	0.16%
Hawaiian Holdings Inc.*	138	3,595	0.00%
Herman Miller Inc.	16,830	495,307	0.32%
IHS Inc. – Class A*	3,755	427,619	0.28%
Illinois Tool Works Inc.	1,431	135,516	0.09%
JetBlue Airways Corp.*	968	15,352	0.01%
Kirby Corp.*	3,281	264,908	0.17%
Landstar System Inc.	4,456	323,194	0.21%
Lennox International Inc.	3,084	293,196	0.19%
Lincoln Electric Holdings Inc.	1,106	76,414	0.05%
Middleby Corp.*	83	8,225	0.01%
MSA Safety Inc.	4,564	242,303	0.16%
Old Dominion Freight Line Inc.*	9,356	726,400	0.47%
Quanex Building Products Corp.	2,579	48,434	0.03%
Robert Half International Inc.	9,032	527,288	0.34%
Roper Industries Inc.	28	4,378	0.00%
Snap-on Inc.	54	7,384	0.00%
Southwest Airlines Co.	14,213	601,494	0.39%
Spirit Aerosystems Holdings Inc. – Class A*	1,570	67,573	0.04%
Teledyne Technologies Inc.*	3,274	336,371	0.22%
Timken Co.	249	10,627	0.01%
TrueBlue Inc.*	1,830	40,718	0.03%
United Continental Holdings Inc.*	2,082	139,265	0.09%
United Rentals Inc.*	5,744	585,945	0.38%
USG Corp.*	12,743	356,677	0.23%
Waste Connections Inc.	584	25,690	0.02%
Woodward Inc.	3,560	175,259	0.11%
Total Industrials		10,826,504	7.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Information Technology
Altera Corp.	12,897	$476,415	0.31%
Analog Devices Inc.	3,795	210,698	0.14%
Arrow Electronics Inc.*	5,790	335,183	0.22%
Aruba Networks Inc.*	17,402	316,368	0.21%
Avnet Inc.	5,304	228,178	0.15%
BroadSoft Inc.*	1,217	35,317	0.02%
CalAmp Corp.*	146	2,672	0.00%
Dealertrack Technologies Inc.*	857	37,974	0.02%
Diebold Inc.	387	13,406	0.01%
DST Systems Inc.	636	59,879	0.04%
Electronics For Imaging Inc.*	2,991	128,105	0.08%
Entegris Inc.*	6,307	83,315	0.05%
F5 Networks Inc.*	2,670	348,342	0.23%
Fairchild Semiconductor International Inc.*	20,151	340,149	0.22%
Global Payments Inc.	488	39,396	0.03%
iGATE Corp.*	2,065	81,526	0.05%
Integrated Device Technology Inc.*	2,754	53,978	0.04%
Lam Research Corp.	9,177	728,104	0.48%
Linear Technology Corp.	8,726	397,906	0.26%
Littelfuse Inc.	3,167	306,154	0.20%
LogMeIn Inc.*	178	8,783	0.01%
Mastercard Inc. – Class A	1,526	131,480	0.09%
Mentor Graphics Corp.	1,548	33,932	0.02%
Microchip Technology Inc.	1,324	59,726	0.04%
Micron Technology Inc.*	4,037	141,335	0.09%
Microsoft Corp.	995	46,218	0.03%
MicroStrategy Inc. – Class A*	852	138,365	0.09%
Monotype Imaging Holdings	2,653	76,486	0.05%
NetApp Inc.	12,286	509,255	0.33%
Netscout Systems Inc.*	575	21,011	0.01%
NVIDIA Corp.	15,484	310,454	0.20%
OSI Systems Inc.*	194	13,729	0.01%
PTC Inc.*	19,808	725,963	0.47%
Rackspace Hosting Inc.*	2,890	135,281	0.09%
Sanmina Corp.*	4,996	117,556	0.08%
Skyworks Solutions Inc.	4,800	349,008	0.23%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
SolarWinds Inc.*	2,741	$136,584	0.09%
Solera Holdings Inc.	2,330	119,249	0.08%
SPS Commerce Inc.*	2,125	120,339	0.08%
Synaptics Inc.*	28	1,928	0.00%
Texas Instruments Inc.	6,046	323,249	0.21%
TiVo Inc.*	10,248	121,336	0.08%
Verint Systems Inc.*	799	46,566	0.03%
VeriSign Inc.*	332	18,924	0.01%
Xilinx Inc.	16,744	724,848	0.47%
Yahoo! Inc.*	995	50,257	0.03%
Total Information Technology		8,704,927	5.68%
Materials
Alcoa Inc.	278	4,390	0.00%
Carpenter Technology Corp.	885	43,586	0.03%
Century Aluminum Co.*	664	16,202	0.01%
Cytec Industries Inc.	83	3,832	0.00%
Eagle Materials Inc.	1,452	110,396	0.07%
Ecolab Inc.	745	77,867	0.05%
Freeport-McMoRan Inc.	3,705	86,549	0.06%
Innophos Holdings Inc.	28	1,637	0.00%
International Paper Co.	7,504	402,063	0.26%
Martin Marietta Materials Inc.	249	27,470	0.02%
Minerals Technologies Inc.	3,981	276,480	0.18%
Mosaic Co.	6,164	281,387	0.18%
Nucor Corp.	885	43,409	0.03%
Schweitzer-Mauduit International Inc.	55	2,327	0.00%
Steel Dynamics Inc.	11,400	225,036	0.15%
Worthington Industries Inc.	3,856	116,027	0.08%
Total Materials		1,718,658	1.12%
Telecommunication Services
Inteliquent Inc.	3,164	62,109	0.04%
Utilities
Avista Corp.	1,662	58,752	0.04%
California Water Service Group	4,539	111,705	0.07%
CMS Energy Corp.	14,419	501,060	0.33%
Duke Energy Corp.	28	2,339	0.00%
Dynegy Inc.*	55	1,669	0.00%
Edison International	774	50,682	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
PG&E Corp.	9,761	$519,675	0.34%
Portland General Electric Co.	8,011	303,056	0.20%
Public Service Enterprise Group Inc.	4,231	175,206	0.11%
Southern Co.	7,145	350,891	0.23%
UGI Corp.	1,043	39,613	0.03%
Total Utilities		2,114,648	1.38%
Total United States		41,949,851	27.36%
Total Common Stocks (cost $75,136,663)		74,792,366	48.79%
United States Government Securities**

Maturity Face Value	Maturity Date	Description
$8,500,000	1/22/2015	U.S. Treasury Bill (cost $8,500,000)	8,499,856	5.54%
Total investment securities (cost $83,636,663)			$83,292,222	54.33%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

FUTURES CONTRACTS PURCHASED

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Cattle	February-15	CME	40	$(80,300)	(0.05)%
	Cotton No. 2	March-15	ICEUS	47	(29,625)	(0.02)%
	Soybean Meal	March-15	CBOT	47	(72,830)	(0.05)%
	Soybean Oil	March-15	CBOT	45	(4,908)	(0.00)%
	KC Hard Red Winter Wheat	March-15	CBOT	12	(15,100)	(0.01)%
	Wheat	March-15	CBOT	77	(169,875)	(0.11)%
Total agriculture					(372,638)	(0.24)%
Energy
	NY Harbor ULSD	February-15	NYMEX	9	(15,683)	(0.01)%
Total energy					(15,683)	(0.01)%
Metals
	Copper	March-15	NYMEX	19	(32,062)	(0.02)%
	Synthetic Aluminum	March-15	LME	104	(91,421)	(0.06)%
	Synthetic Copper	March-15	LME	63	(142,374)	(0.09)%
	Synthetic Nickel	March-15	LME	39	(201,074)	(0.13)%
	Synthetic Zinc	March-15	LME	115	(12,488)	(0.01)%
Total metals					(479,419)	(0.31)%
Stock indices
	Amsterdam Exchange
	Index Future	January-15	ENXTAM	5	1,670	0.00%
	CAC40 Index	January-15	EURONXT	7	351	0.00%
	DAX Index	March-15	EUREX	3	(7,821)	(0.01)%
	Euro Stoxx 50 Index	March-15	EUREX	39	(1,271)	(0.00)%
	FT-SE Index	March-15	LIFFE	5	171	0.00%
	Hang Seng Index	January-15	HKFE	16	(12,323)	(0.01)%
	IBEX 35 Index	January-15	MFM	3	(5,096)	(0.00)%
	NASDAQ 100
	E-MINI Index	March-15	CME	108	(35,825)	(0.02)%
	Nikkei 225 Index	March-15	OSE	37	(55,224)	(0.04)%
	OMXS30 Index	January-15	OMG	134	89,561	0.06%
	S&P 500 E-MINI Index	March-15	CME	136	(170,925)	(0.11)%
	SPI 200 Index	March-15	SFE	24	(6,149)	(0.00)%
	SIMEX MSCI Taiwan Index	January-15	SGX	22	8,530	0.00%
Total stock indices					(194,351)	(0.13)%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

FUTURES CONTRACTS PURCHASED (continued)

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Short-term interest rates
	Australian Bank Bill	June-15	SFE	94	$(120)	(0.00)%
	Euribor (3 Month
	Interest Rate)	March-16	LIFFE	400	41,705	0.03%
	Short Sterling	March-16	LIFFE	311	22,656	0.01%
Total short-term interest rates					64,241	0.04%
Long-term interest rates
	Australian 3-Year Bond	March-15	SFE	659	154,754	0.10%
	Australian 10-Year Bond	March-15	SFE	195	156,775	0.10%
	Canadian 10-Year Bond	March-15	ME	243	168,013	0.11%
	Euro-BOBL	March-15	EUREX	1,095	563,337	0.37%
	Euro-Bund	March-15	EUREX	346	530,433	0.35%
	Japanese 10-Year
	Government Bond	March-15	TSE	117	728,592	0.48%
	Long Gilt	March-15	LIFFE	118	121,791	0.08%
	U.S. 10-Year
	Treasury Note	March-15	CBOT	138	(8,938)	(0.01)%
	U.S. Bond	March-15	CBOT	212	185,875	0.12%
Total long-term interest rates					2,600,632	1.70%
Net unrealized gain on futures contracts purchased					$1,602,782	1.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

FUTURES CONTRACTS SOLD

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Coffee	March-15	ICEUS	(13)	$(1,519)	(0.00)%
	Corn	March-15	CBOT	(291)	101,587	0.06%
	Soybeans	March-15	CBOT	(100)	24,913	0.02%
	Sugar No.11	March-15	ICEUS	(391)	123,536	0.08%
Total agriculture					248,517	0.16%
Energy
	London Brent Crude	March-15	IPE	(82)	2,590	0.00%
	London Gasoline Oil	February-15	IPE	(67)	68,050	0.04%
	Gasoline RBOB	February-15	NYMEX	(5)	(7,652)	(0.00)%
	Natural Gas	February-15	NYMEX	(118)	387,130	0.25%
	WTI Crude	February-15	ICEUS	(5)	(490)	(0.00)%
Total energy					449,628	0.29%
Metals
	Gold	February-15	NYMEX	(11)	12,810	0.01%
	Silver	March-15	NYMEX	(39)	40,870	0.02%
	Synthetic Aluminum	March-15	LME	(160)	348,027	0.23%
	Synthetic Copper	March-15	LME	(88)	6,791	0.00%
	Synthetic Nickel	March-15	LME	(62)	285,928	0.19%
	Synthetic Zinc	March-15	LME	(206)	(19,957)	(0.01)%
Total metals					674,469	0.44%
Stock indices
	CBOE Volatility Index	January-15	CBF	(28)	(17,500)	(0.01)%
	S&P Canadian 60 Index	March-15	ME	(22)	(1,617)	(0.00)%
Total stock indices					(19,117)	(0.01)%
Short-term interest rates
	Eurodollar	March-16	CME	(118)	(2,138)	(0.00)%
	Euro-Schatz	March-15	EUREX	(383)	(69,608)	(0.05)%
	2-Year U.S. Treasury Note	March-15	CBOT	(660)	197,766	0.13%
Total short-term interest rates					126,020	0.08
Long-term interest rates
	U.S. 5-Year
	Treasury Note	March-15	CBOT	(11)	(5,734)	(0.00)%
Total Long-term interest rates					(5,734)	(0.00)%
Net unrealized gain on futures contracts sold					1,473,783	0.96%
Net unrealized gain on futures contracts					$3,076,565	2.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
UBS	3/18/2015	56,679,775	Australian Dollar	$(262,966)	(0.17)%
UBS	3/18/2015	51,214,921	Canadian Dollar	(488,767)	(0.32)%
UBS	3/18/2015	185,828,744	Czech Koruna	(203,071)	(0.13)%
UBS	3/18/2015	79,508,584	Euro	(2,104,262)	(1.37)%
UBS	3/18/2015	2,253,329,817	Hungarian Forint	(221,262)	(0.14)%
UBS	3/18/2015	32,229,456	Israeli Shekel	43,037	0.03%
UBS	3/18/2015	4,794,177,866	Japanese Yen	(313,692)	(0.21)%
UBS	3/18/2015	630,095,119	Mexican Peso	(557,835)	(0.36)%
UBS	3/18/2015	83,998,251	New Zealand Dollar	211,943	0.14%
UBS	3/18/2015	77,378,479	Norwegian Krone	(129,105)	(0.09)%
UBS	3/18/2015	17,781,769	Polish Zloty	(261,966)	(0.17)%
UBS	3/18/2015	53,144,707	Pound Sterling	(185,926)	(0.12)%
UBS	3/18/2015	30,932,870	Singapore Dollar	(143,239)	(0.09)%
UBS	3/18/2015	242,286,284	South African Rand	(362,115)	(0.24)%
UBS	3/18/2015	36,211,830	Swedish Krona	(90,547)	(0.06)%
UBS	3/18/2015	48,760,942	Swiss Franc	(1,098,761)	(0.72)%
UBS	3/18/2015	30,799,059	Turkish Lira	(534,542)	(0.35)%
Net unrealized loss on long forward currency contracts				$(6,703,076)	(4.37)%

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
UBS	3/18/2015	51,168,891	Australian Dollar	$257,213	0.17%
UBS	3/18/2015	60,365,403	Canadian Dollar	332,533	0.22%
UBS	3/18/2015	231,059,152	Czech Koruna	269,351	0.18%
UBS	3/18/2015	87,140,673	Euro	2,168,358	1.41%
UBS	3/18/2015	3,409,856,736	Hungarian Forint	694,195	0.45%
UBS	3/18/2015	34,376,296	Israeli Shekel	(116,202)	(0.08)%
UBS	3/18/2015	8,176,333,566	Japanese Yen	321,278	0.21%
UBS	3/18/2015	636,455,186	Mexican Peso	1,493,196	0.97%
UBS	3/18/2015	62,514,032	New Zealand Dollar	(433,397)	(0.28)%
UBS	3/18/2015	129,205,224	Norwegian Krone	601,775	0.39%
UBS	3/18/2015	34,084,599	Polish Zloty	347,667	0.23%
UBS	3/18/2015	52,372,864	Pound Sterling	131,108	0.09%
UBS	3/18/2015	41,590,521	Singapore Dollar	385,533	0.25%
UBS	3/18/2015	308,911,926	South African Rand	296,810	0.19%
UBS	3/18/2015	123,492,005	Swedish Krona	421,347	0.28%
UBS	3/18/2015	119,512,863	Swiss Franc	2,279,988	1.49%
UBS	3/18/2015	31,164,403	Turkish Lira	(73,019)	(0.05)%
Net unrealized gain on short forward currency contracts				9,377,734	6.12%
Net unrealized gain on forward currency contracts				$2,674,658	1.75%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT
Common Stocks
Bermuda
Financials
Montpelier Re Holdings Ltd.	4,710	$168,712	0.11%
Brazil
Financials
Banco Bradesco – Adr***	24,719	330,493	0.22%
Itau Unibanco Holding SA – Adr	1,399	18,201	0.01%
Total Financials		348,694	0.23%
Telecommunication Services
Tim Participacoes SA – Adr	2,682	59,567	0.04%
Utilities
Cia Paranaense de Energia – Adr	2,372	31,239	0.02%
Total Brazil		439,500	0.29%
British Virgin Islands
Industrials
UTi Worldwide Inc.***	9,067	109,439	0.07%
Canada
Energy
Cenovus Energy Inc.	13,215	272,493	0.18%
Encana Corp.	15,615	216,580	0.14%
Suncor Energy Inc.	3,335	105,986	0.07%
Total Energy		595,059	0.39%
Information Technology
CGI Group Inc. – Class A***	5,617	214,345	0.14%
Materials
Agnico Eagle Mines Ltd.	1,217	30,291	0.02%
Silver Wheaton Corp.	4,879	99,190	0.06%
Teck Resources Ltd. – Class B	9,898	135,009	0.09%
Total Materials		264,490	0.17%
Total Canada		1,073,894	0.70%
Cayman Islands
Consumer Discretionary
Homeinns Hotel Group – Adr***	645	19,363	0.01%
Melco Crown Entertainment Ltd. – Adr	12,277	311,836	0.21%
Total Consumer Discretionary		331,199	0.22%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
China
Financials
China Life Insurance Co., Ltd. – Adr	9,201	$540,191	0.35%
Germany
Financials
Deutsche Bank AG	7,134	214,163	0.14%
India
Financials
HDFC Bank Ltd. – Adr	1,851	93,938	0.06%
Indonesia
Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	2,040	92,269	0.06%
Ireland
Financials
Willis Group Holdings Plc.	8,689	389,354	0.25%
Industrials
Ryanair Holdings Plc. – Adr***	221	15,751	0.01%
Total Ireland		405,105	0.26%
Israel
Information Technology
NICE Systems Ltd. – Adr	5,365	271,737	0.18%
Japan
Consumer Discretionary
Ahresty Corp.	1,900	11,776	0.01%
Aisan Industry Co., Ltd.	24,300	210,211	0.14%
AOKI Holdings Inc.	300	3,071	0.00%
Avex Group Holdings Inc.	19,200	316,810	0.21%
Calsonic Kansei Corp.	10,000	56,392	0.04%
Chiyoda Co., Ltd.	2,900	57,383	0.04%
Chori Co., Ltd.	1,500	23,449	0.02%
Cleanup Corp.	2,000	14,649	0.01%
Daihatsu Motor Co., Ltd.	8,700	114,597	0.08%
Dentsu Inc.	8,600	365,164	0.24%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Eagle Industry Co., Ltd.	100	$1,858	0.00%
FCC Co., Ltd.	3,500	61,110	0.04%
FJ Next Co., Ltd.	500	2,286	0.00%
Foster Electric Co., Ltd.	900	15,962	0.01%
H2O Retailing Corp.	3,700	59,354	0.04%
Hiday Hidaka Corp.	300	9,447	0.01%
Honda Motor Co., Ltd.	6,500	191,191	0.12%
Intage Holdings Inc.	200	2,931	0.00%
Izumi Co., Ltd.	800	28,363	0.02%
JVC Kenwood Corp.***	21,500	47,170	0.03%
Kasai Kogyo Co., Ltd.	400	3,577	0.00%
Keihin Corp.	18,500	277,018	0.18%
Kinugawa Rubber Industrial Co., Ltd.	3,000	12,888	0.01%
KYB Co., Ltd.	9,000	38,815	0.03%
Marui Group Co., Ltd.	31,100	283,824	0.19%
Matsuya Co., Ltd.	4,400	59,058	0.04%
Next Co., Ltd.	5,700	46,789	0.03%
NHK Spring Co., Ltd.	13,100	115,400	0.08%
Nihon Eslead Corp.	3,100	31,782	0.02%
Nissan Shatai Co., Ltd.	1,000	12,296	0.01%
Nissin Kogyo Co., Ltd.	1,200	16,808	0.01%
Ohashi Technica Inc.	100	1,327	0.00%
Pacific Industrial Co., Ltd.	12,500	98,019	0.06%
Paltac Corp.	300	3,486	0.00%
Piolax Inc.	500	21,522	0.01%
Press Kogyo Co., Ltd.	1,000	3,595	0.00%
Rakuten Inc.	7,100	99,652	0.06%
Rinnai Corp.	100	6,782	0.00%
Sangetsu Co., Ltd.	3,900	95,162	0.06%
Sankyo Co., Ltd.	300	10,386	0.01%
Sankyo Seiko Co., Ltd.	900	3,559	0.00%
Sanyo Housing Nagoya Co., Ltd.	1,000	10,611	0.01%
Sanyo Shokai Ltd.	13,000	31,775	0.02%
Seiko Holdings Corp.	7,000	39,650	0.03%
Sharp Corp.***	43,000	96,134	0.06%
Shimamura Co., Ltd.	500	43,379	0.03%
Showa Corp.	1,400	13,127	0.01%
SKY Perfect JSAT Holdings Inc.	3,200	19,087	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Start Today Co., Ltd.	100	$2,109	0.00%
Taiho Kogyo Co., Ltd.	5,900	64,869	0.04%
Takamatsu Construction Group Co., Ltd.	1,700	34,518	0.02%
Toa Corp. Hyogo	1,400	14,412	0.01%
Toei Co., Ltd.	18,000	103,608	0.07%
Tokai Rika Co., Ltd.	1,300	27,621	0.02%
Tokyo Dome Corp.	81,000	359,474	0.23%
Topre Corp.	2,100	30,429	0.02%
Toyo Tire & Rubber Co., Ltd.	300	5,971	0.00%
Toyoda Gosei Co., Ltd.	7,200	146,372	0.10%
Toyota Boshoku Corp.	1,700	22,903	0.01%
Toyota Industries Corp.	6,600	341,906	0.22%
Toyota Motor Corp.	1,300	81,964	0.05%
TPR Co., Ltd.	3,500	89,927	0.06%
TS Tech Co., Ltd.	500	11,808	0.01%
United Arrows Ltd.	800	22,523	0.01%
Universal Entertainment Corp.***	700	10,511	0.01%
USS Co., Ltd.	800	12,420	0.01%
VT Holdings Co., Ltd.	18,800	74,494	0.05%
Xebio Co., Ltd.	1,200	20,121	0.01%
Yamaha Corp.	1,600	23,958	0.02%
Yokohama Rubber Co., Ltd.	12,000	110,615	0.07%
Yomiuri Land Co., Ltd.	8,000	33,368	0.02%
Total Consumer Discretionary		4,734,583	3.09%
Consumer Staples
Aeon Co., Ltd.	18,700	189,301	0.12%
Ain Pharmaciez Inc.	600	17,268	0.01%
Ariake Japan Co., Ltd.	500	12,267	0.01%
Belc Co., Ltd.	100	3,049	0.00%
Coca-Cola West Co., Ltd.	3,700	51,268	0.03%
Cocokara Fine Inc.	400	10,004	0.01%
CVS Bay Area Inc.***	1,000	1,076	0.00%
FamilyMart Co., Ltd.	3,800	144,234	0.09%
Japan Tobacco Inc.	3,700	102,720	0.07%
Kao Corp.	2,500	99,208	0.07%
Kewpie Corp.	800	15,022	0.01%
Kikkoman Corp.	5,000	123,712	0.08%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Kusuri No. Aoki Co., Ltd.	100	$5,464	0.00%
Mitsubishi Shokuhin Co., Ltd.	400	8,792	0.01%
Morinaga & Co., Ltd.	67,000	176,617	0.12%
NH Foods Ltd.	1,000	22,006	0.01%
Nichirei Corp.	25,000	114,077	0.07%
Sakata Seed Corp.	13,300	222,564	0.15%
Shiseido Co., Ltd.	1,300	18,360	0.01%
Takara Holdings Inc.	6,900	45,127	0.03%
Tsuruha Holdings Inc.	200	11,662	0.01%
Unicharm Corp.	800	19,434	0.01%
Valor Co., Ltd.	900	16,134	0.01%
Yokohama Reito Co., Ltd.	1,800	12,103	0.01%
Total Consumer Staples		1,441,469	0.94%
Energy
Inpex Corp.	15,600	175,097	0.11%
Itochu Enex Co., Ltd.	14,800	105,313	0.07%
JX Holdings Inc.	45,500	178,318	0.12%
Shinko Plantech Co., Ltd.	300	2,115	0.00%
Total Energy		460,843	0.30%
Financials
77 Bank Ltd.	2,000	10,628	0.01%
Acom Co., Ltd.***	5,200	16,050	0.01%
Aeon Mall Co., Ltd.	1,500	26,828	0.02%
Aizawa Securities Co., Ltd.	11,300	61,649	0.04%
Aomori Bank Ltd.	3,000	8,734	0.01%
Asax Co., Ltd.	900	10,609	0.01%
Bank of Nagoya Ltd.	6,000	22,473	0.01%
Bank of the Ryukyus Ltd.	1,000	14,215	0.01%
Century Tokyo Leasing Corp.	9,100	228,117	0.15%
Chiba Bank Ltd.	20,000	132,471	0.09%
Chiba Kogyo Bank Ltd.	2,100	14,768	0.01%
Credit Saison Co., Ltd.	8,000	150,757	0.10%
Daiwa Securities Group Inc.	32,000	252,957	0.16%
Dream Incubator Inc.	2,900	71,003	0.05%
DSB Co., Ltd.	100	664	0.00%
Eighteenth Bank Ltd.	1,000	2,820	0.00%
GCA Savvian Corp.	1,500	14,465	0.01%
Goldcrest Co., Ltd.	2,500	46,736	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Gunma Bank Ltd.	42,000	$275,036	0.18%
Hachijuni Bank Ltd.	58,000	376,909	0.25%
Heiwa Real Estate Co., Ltd.	10,900	167,126	0.11%
Hiroshima Bank Ltd.	3,000	14,415	0.01%
Hokkoku Bank Ltd.	15,000	48,551	0.03%
Hokuhoku Financial Group Inc.	4,000	8,142	0.01%
Hulic Co., Ltd.	4,000	40,409	0.03%
Hyakugo Bank Ltd.	18,000	74,778	0.05%
Hyakujushi Bank Ltd.	33,000	109,014	0.07%
IBJ Leasing Co., Ltd.	400	8,018	0.01%
IwaiCosmo Holdings Inc.	9,700	110,210	0.07%
Iyo Bank Ltd.	25,600	279,972	0.18%
J Trust Co., Ltd.	1,700	15,061	0.01%
Jaccs Co., Ltd.	22,000	112,501	0.07%
Japan Securities Finance Co., Ltd.	9,300	47,402	0.03%
Jimoto Holdings Inc.	8,000	15,349	0.01%
Joyo Bank Ltd.	12,000	60,063	0.04%
kabu.com Securities Co., Ltd.	43,600	216,772	0.14%
Kagoshima Bank Ltd.	22,000	139,295	0.09%
Keihanshin Building Co., Ltd.	1,000	5,322	0.00%
Keiyo Bank Ltd.	8,000	45,114	0.03%
Marusan Securities Co., Ltd.	600	4,084	0.00%
Mito Securities Co., Ltd.	3,000	10,811	0.01%
Mitsubishi UFJ Lease & Finance Co., Ltd.	60,700	289,638	0.19%
Monex Group Inc.	5,100	12,295	0.01%
MS&AD Insurance Group Holdings Inc.	12,200	293,156	0.19%
Musashino Bank Ltd.	1,900	63,954	0.04%
Nishi-Nippon City Bank Ltd.	3,000	8,759	0.01%
Nisshin Fudosan Co.	2,600	10,671	0.01%
Nomura Holdings Inc.	8,200	47,213	0.03%
North Pacific Bank Ltd.	1,800	7,027	0.00%
NTT Urban Development Corp.	3,800	38,769	0.02%
Ogaki Kyoritsu Bank Ltd.	67,000	203,445	0.13%
Orient Corp.***	200	330	0.00%
Relo Holdings Inc.	300	21,673	0.01%
Ricoh Leasing Co., Ltd.	1,000	25,985	0.02%
SAMTY Co., Ltd.	5,900	37,898	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
San-In Godo Bank Ltd.	11,000	$83,412	0.05%
Shiga Bank Ltd.	2,000	10,761	0.01%
Shinsei Bank Ltd.	2,000	3,520	0.00%
Sumitomo Real Estate Sales Co., Ltd.	2,600	59,060	0.04%
Sumitomo Realty & Development Co., Ltd.	2,000	68,930	0.04%
Takara Leben Co., Ltd.	7,600	33,285	0.02%
TOMONY Holdings Inc.	13,700	59,429	0.04%
Total Financials		4,649,508	3.03%
Health Care
Alfresa Holdings Corp.	16,700	203,395	0.13%
ASKA Pharmaceutical Co., Ltd.	200	2,166	0.00%
Daiichi Sankyo Co Ltd	300	4,224	0.00%
Eisai Co., Ltd.	5,000	194,870	0.13%
EPS Corp.	8,300	99,012	0.07%
Hisamitsu Pharmaceutical Co., Inc.	1,000	31,616	0.02%
Kissei Pharmaceutical Co., Ltd.	2,400	63,466	0.04%
Medipal Holdings Corp.	300	3,516	0.00%
Miraca Holdings Inc.	4,300	186,886	0.12%
Nakanishi Inc.	1,000	42,628	0.03%
Rohto Pharmaceutical Co., Ltd.	1,000	12,555	0.01%
Suzuken Co., Ltd.	4,500	125,381	0.08%
Tsukui Corp.	700	6,015	0.00%
Tsumura & Co.	800	17,865	0.01%
Vital KSK Holdings Inc.	3,200	24,265	0.02%
Total Health Care		1,017,860	0.66%
Industrials
Aeon Delight Co., Ltd.	600	14,115	0.01%
Aichi Corp.	3,300	15,829	0.01%
Aida Engineering Ltd.	1,400	12,765	0.01%
Anest Iwata Corp.	200	1,368	0.00%
Asahi Diamond Industrial Co., Ltd.	1,900	20,129	0.01%
Asahi Glass Co., Ltd.	1,000	4,913	0.00%
Central Glass Co., Ltd.	18,000	65,768	0.04%
Chiyoda Corp.	21,000	176,234	0.11%
Chiyoda Integre Co., Ltd.	2,600	45,894	0.03%
CKD Corp.	30,700	296,052	0.19%
Cosel Co., Ltd.	800	8,235	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Dai Nippon Printing Co., Ltd.	40,000	$363,712	0.24%
Daihen Corp.	57,000	289,577	0.19%
Daiseki Co., Ltd.	5,600	97,869	0.06%
Denyo Co., Ltd.	3,800	57,472	0.04%
Ebara Corp.	5,000	20,730	0.01%
Fujikura Ltd.	14,000	58,394	0.04%
Fujitec Co., Ltd.	4,400	47,203	0.03%
Fukuyama Transporting Co., Ltd.	13,000	70,599	0.05%
Furukawa Electric Co., Ltd.	6,000	10,060	0.01%
Futaba Corp.	2,600	38,151	0.02%
Gecoss Corp.	1,000	15,032	0.01%
Glory Ltd.	2,000	54,557	0.04%
Hankyu Hanshin Holdings Inc.	1,000	5,414	0.00%
Hanwa Co., Ltd.	3,000	10,686	0.01%
Hazama Ando Corp.	12,400	80,581	0.05%
Hibiya Engineering Ltd.	700	9,623	0.01%
Hitachi Transport System Ltd.	100	1,235	0.00%
Hitachi Zosen Corp.	8,700	50,948	0.03%
Ichinen Holdings Co., Ltd.	4,100	36,562	0.02%
Idec Corp.	6,200	53,376	0.03%
Inabata & Co., Ltd.	3,500	31,912	0.02%
Itoki Corp.	1,400	7,241	0.00%
Japan Steel Works Ltd.	10,000	35,704	0.02%
JGC Corp.	6,000	124,730	0.08%
JTEKT Corp.	19,600	335,837	0.22%
Kandenko Co., Ltd.	31,000	178,953	0.12%
Kanematsu Corp.	13,000	18,761	0.01%
Katakura Industries Co., Ltd.	1,100	11,635	0.01%
Kato Works Co., Ltd.	7,000	57,460	0.04%
Kawasaki Heavy Industries Ltd.	3,000	13,839	0.01%
Kawasaki Kisen Kaisha Ltd.	23,000	62,357	0.04%
Keihan Electric Railway Co., Ltd.	56,000	302,248	0.20%
Kinden Corp.	1,000	10,202	0.01%
Kintetsu World Express Inc.	2,000	77,414	0.05%
Kitano Construction Corp.	3,000	9,710	0.01%
Kokuyo Co., Ltd.	1,200	9,029	0.01%
Komori Corp.	19,400	222,847	0.14%
Kondotec Inc.	3,500	24,467	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Kurita Water Industries Ltd.	2,700	$56,827	0.04%
Kuroda Electric Co., Ltd.	7,900	109,793	0.07%
Kyudenko Corp.	2,000	22,407	0.01%
LIXIL Group Corp.	1,900	40,480	0.03%
Matsuda Sangyo Co., Ltd.	100	1,087	0.00%
Meitec Corp.	1,300	38,824	0.02%
Meiwa Corp.	3,800	14,867	0.01%
MISUMI Group Inc.	5,600	186,394	0.12%
Mitsubishi Logistics Corp.	1,000	14,757	0.01%
Mitsubishi Nichiyu Forklift Co., Ltd.	500	3,191	0.00%
Mitsui & Co., Ltd.	14,300	193,430	0.13%
Morita Holdings Corp.	1,500	14,941	0.01%
NAC Co., Ltd.	2,000	19,003	0.01%
Nachi-Fujikoshi Corp.	31,000	192,918	0.13%
Nagase & Co., Ltd.	7,000	84,496	0.06%
Namura Shipbuilding Co., Ltd.	800	8,729	0.01%
NEC Capital Solutions Ltd.	400	6,427	0.00%
Nichiha Corp.	10,400	103,328	0.07%
Nichireki Co., Ltd.	2,000	14,932	0.01%
Nihon M&A Center Inc.	2,800	85,489	0.06%
Nippo Corp.	2,000	32,968	0.02%
Nippon Carbon Co., Ltd.	58,000	110,799	0.07%
Nippon Densetsu Kogyo Co., Ltd.	6,700	90,656	0.06%
Nippon Express Co., Ltd.	32,000	163,904	0.11%
Nippon Koei Co., Ltd.	12,000	48,651	0.03%
Nippon Thompson Co., Ltd.	3,000	14,815	0.01%
Nishio Rent All Co., Ltd.	1,700	56,584	0.04%
Nissei ASB Machine Co., Ltd.	600	15,016	0.01%
Nissei Plastic Industrial Co., Ltd.	1,700	17,741	0.01%
Nitta Corp.	400	9,143	0.01%
Nitto Boseki Co.	43,000	156,038	0.10%
Noritz Corp.	1,700	28,008	0.02%
NS United Kaiun Kaisha Ltd.	22,000	63,316	0.04%
Obara Group Corp.	1,000	44,880	0.03%
Obayashi Road Corp.	6,000	38,991	0.03%
Oiles Corp.	1,300	22,297	0.01%
Okamura Corp.	2,100	14,890	0.01%
OKUMA Corp.	17,000	135,716	0.09%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Outsourcing	1,200	$17,959	0.01%
Oyo Corp.	200	3,080	0.00%
Park24 Co., Ltd.	4,100	60,641	0.04%
Penta-Ocean Construction Co., Ltd.	79,000	272,834	0.18%
Pilot Corp.	700	40,467	0.03%
Sakai Heavy Industries Ltd.	5,000	12,805	0.01%
Sanki Engineering Co., Ltd.	3,900	26,287	0.02%
Sankyu Inc.	5,000	20,521	0.01%
Seino Holdings Co., Ltd.	13,000	132,088	0.09%
Sekisui Jushi Corp.	400	5,392	0.00%
Senko Co., Ltd.	40,000	202,544	0.13%
Shibuya Kogyo Co., Ltd.	1,300	25,582	0.02%
Shinmaywa Industries Ltd.	7,000	66,744	0.04%
Shinnihon Corp.	27,600	110,745	0.07%
SHO-BOND Holdings Co., Ltd.	7,600	298,928	0.19%
Sinfonia Technology Co., Ltd.	16,000	23,758	0.02%
Sintokogio Ltd.	2,300	15,791	0.01%
Sohgo Security Services Co., Ltd.	13,800	336,841	0.22%
Sotetsu Holdings Inc.	15,000	62,315	0.04%
Sumitomo Corp.	16,300	168,881	0.11%
Sumitomo Densetsu Co., Ltd.	1,400	17,495	0.01%
Taihei Kogyo Co., Ltd.***	6,000	28,630	0.02%
Taisei Corp.	42,000	240,701	0.16%
Takuma Co., Ltd.	7,000	47,124	0.03%
Teikoku Sen-I Co., Ltd.	900	20,226	0.01%
Temp Holdings Co., Ltd.	700	22,219	0.01%
Toa Corp.	5,000	8,634	0.01%
TOA ROAD Corp.	6,000	23,274	0.02%
Tocalo Co., Ltd.	200	3,460	0.00%
Tokyu Construction Co., Ltd.	14,200	67,402	0.04%
Tokyu Corp.	4,000	24,993	0.02%
Tomoe Corp.	200	756	0.00%
Toppan Forms Co., Ltd.	8,500	86,081	0.06%
Toshiba Plant Systems & Services Corp.	100	1,562	0.00%
Totetsu Kogyo Co., Ltd.	200	4,596	0.00%
Toyo Construction Co., Ltd.	8,400	36,438	0.02%
Toyo Engineering Corp.	22,000	81,485	0.05%
Toyo Tanso Co., Ltd.	300	4,945	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Toyota Tsusho Corp.	500	$11,775	0.01%
Tsukishima Kikai Co., Ltd.	2,300	24,194	0.02%
Ushio Inc.	1,300	13,751	0.01%
World Holdings Co., Ltd.	800	8,229	0.01%
YAMABIKO Corp.	1,200	52,455	0.03%
Yamazen Corp.	2,600	18,653	0.01%
Yuasa Trading Co., Ltd.	4,900	96,958	0.06%
Yusen Logistics Co., Ltd.	100	1,111	0.00%
Total Industrials		8,695,512	5.67%
Information Technology
A&D Co., Ltd.	1,300	5,542	0.00%
Amano Corp.	700	7,270	0.00%
Anritsu Corp.	11,300	79,277	0.05%
Arisawa Manufacturing Co., Ltd.	1,100	8,084	0.01%
Brother Industries Ltd.	5,600	102,961	0.07%
Citizen Holdings Co., Ltd.	8,200	63,890	0.04%
CMK Corp.***	27,200	72,836	0.05%
Denki Kogyo Co., Ltd.	20,000	89,426	0.06%
DTS Corp.	3,300	70,996	0.05%
Eizo Corp.	300	5,906	0.00%
Elecom Co., Ltd.	200	4,011	0.00%
F@N Communications Inc.	1,000	11,045	0.01%
GMO internet Inc.	11,800	101,192	0.07%
Gurunavi Inc.	3,000	41,919	0.03%
Ibiden Co., Ltd.	8,800	131,257	0.09%
Ines Corp.	1,500	11,599	0.01%
Infocom Corp.	3,300	24,913	0.02%
Information Services International-Dentsu Ltd.	400	4,014	0.00%
Kakaku.com Inc.	4,300	62,451	0.04%
Kanematsu Electronics Ltd.	2,900	41,489	0.03%
Koa Corp.	8,500	80,905	0.05%
Melco Holdings Inc.	2,900	43,352	0.03%
MIMAKI ENGINEERING Co., Ltd.	500	11,078	0.01%
Mimasu Semiconductor Industry Co., Ltd.	4,600	44,935	0.03%
Mitsui High-Tec Inc.	12,600	88,292	0.06%
Nippon Electric Glass Co., Ltd.	8,000	36,371	0.02%
Nippon Signal Co., Ltd.	4,800	50,893	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Noritsu Koki Co., Ltd.	900	$5,008	0.00%
NSD Co., Ltd.	6,300	92,917	0.06%
NTT Data Corp.	3,500	131,825	0.09%
OBIC Business Consultants Ltd.	300	8,346	0.01%
Obic Co., Ltd.	1,900	62,369	0.04%
Omron Corp.	1,200	54,557	0.04%
Origin Electric Co., Ltd.	7,000	30,774	0.02%
Panasonic Industrial Devices SUNX Co., Ltd.	9,200	60,553	0.04%
Riso Kagaku Corp.	600	9,730	0.01%
Roland DG Corp.	300	10,023	0.01%
Ryoyo Electro Corp.	3,800	40,988	0.03%
Sanshin Electronics Co., Ltd.	200	1,378	0.00%
Satori Electric Co., Ltd.	1,400	9,016	0.01%
Shimadzu Corp.	2,000	20,555	0.01%
Shinkawa Ltd.***	1,700	9,289	0.01%
Shinko Electric Industries Co., Ltd.	11,900	81,898	0.05%
Shinko Shoji Co.	400	4,021	0.00%
Siix Corp.	1,100	23,390	0.01%
SMK Corp.	5,000	20,271	0.01%
Sumida Corp.	2,000	13,881	0.01%
Taiyo Yuden Co., Ltd.	12,100	143,232	0.09%
Tamura Corp.	19,000	69,105	0.04%
Tokyo Seimitsu Co., Ltd.	13,300	270,604	0.18%
Toshiba TEC Corp.	1,000	6,940	0.00%
Toyo Corp.	1,100	9,314	0.01%
Ulvac Inc.***	16,300	251,010	0.16%
Wellnet Corp.	3,800	67,362	0.04%
Yahoo Japan Corp.	26,000	94,348	0.06%
Zuken Inc.	9,600	97,702	0.06%
Total Information Technology		2,996,310	1.96%
Materials
Asahi Kasei Corp.	32,000	295,107	0.19%
Chugoku Marine Paints Ltd.	9,000	76,880	0.05%
Dai Nippon Toryo Co., Ltd.	9,000	11,862	0.01%
Daido Steel Co., Ltd.	71,000	270,674	0.18%
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,000	32,384	0.02%
Daio Paper Corp.	3,000	24,751	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
DC Co., Ltd.	500	$1,998	0.00%
Denki Kagaku Kogyo K.K.	43,000	159,266	0.10%
DIC Corp.	113,000	274,311	0.18%
FP Corp.	2,000	64,651	0.04%
Fujimi Inc.	500	7,354	0.01%
Hokuetsu Kishu Paper Co., Ltd.	13,300	57,028	0.04%
JSP Corp.	1,400	25,110	0.02%
Kaneka Corp.	18,000	97,301	0.06%
Kimoto Co., Ltd.	3,700	9,445	0.01%
Kobe Steel Ltd.	6,000	10,461	0.01%
Kurimoto Ltd.	3,000	5,731	0.00%
Kyoei Steel Ltd.	1,700	29,611	0.02%
Lintec Corp.	3,400	75,984	0.05%
Maruichi Steel Tube Ltd.	2,200	47,184	0.03%
Mitsubishi Materials Corp.	18,000	60,363	0.04%
Mitsubishi Steel Manufacturing Co., Ltd.	2,000	4,138	0.00%
Neturen Co., Ltd.	300	2,027	0.00%
Nihon Nohyaku Co., Ltd.	8,800	102,553	0.07%
Nihon Parkerizing Co., Ltd.	1,400	32,280	0.02%
Nippon Paint Co., Ltd.	1,000	29,364	0.02%
Nippon Pillar Packing Co., Ltd.	500	3,833	0.00%
Nippon Shokubai Co., Ltd.	12,000	159,066	0.10%
Nippon Synthetic Chemical Industry Co., Ltd.	1,000	5,981	0.00%
NOF Corp.	3,000	19,120	0.01%
Oji Holdings Corp.	12,000	43,345	0.03%
Pacific Metals Co., Ltd.***	5,000	15,224	0.01%
Rengo Co., Ltd.	2,000	8,292	0.01%
Sakai Chemical Industry Co., Ltd.	13,000	41,427	0.03%
Sakata INX Corp.	2,600	29,237	0.02%
Sanyo Chemical Industries Ltd.	22,000	160,033	0.10%
Sanyo Special Steel Co., Ltd.	29,000	97,735	0.06%
Sumitomo Bakelite Co., Ltd.	9,000	35,362	0.02%
Sumitomo Chemical Co., Ltd.	26,000	103,892	0.07%
Sumitomo Seika Chemicals Co.	1,000	6,749	0.00%
Taiyo Holdings Co., Ltd.	600	21,522	0.01%
Teijin Ltd.	3,000	8,033	0.01%
Toho Zinc Co., Ltd.	7,000	23,474	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Tokyo Rope Manufacturing Co., Ltd.***	38,000	$76,079	0.05%
Tokyo Tekko Co., Ltd.	2,000	9,360	0.01%
Topy Industries Ltd.	40,000	79,750	0.05%
Toray Industries Inc.	2,000	16,153	0.01%
Tosoh Corp.	25,000	122,211	0.08%
Toyo Ink SC Holdings Co., Ltd.	22,000	109,197	0.07%
Toyo Seikan Group Holdings Ltd.	15,100	190,458	0.12%
Yodogawa Steel Works Ltd.	6,000	22,523	0.02%
Yushiro Chemical Industry Co., Ltd.	200	2,851	0.00%
Total Materials		3,218,725	2.10%
Telecommunication Services
KDDI Corp.	300	19,113	0.01%
Utilities
Chubu Electric Power Co., Inc.***	4,100	48,516	0.03%
Chugoku Electric Power Co., Inc.	12,100	159,483	0.10%
Kyushu Electric Power Co., Inc.***	9,800	98,920	0.07%
Shizuoka Gas Co., Ltd.	1,400	8,829	0.01%
Tokyo Electric Power Co., Inc.***	67,400	276,628	0.18%
Tokyo Gas Co., Ltd.	15,000	81,597	0.05%
Total Utilities		673,973	0.44%
Total Japan		27,907,896	18.20%
Luxembourg
Materials
Ternium SA – Adr	225	3,969	0.00%
Mexico
Consumer Staples
Fomento Economico Mexicano SAB de CV – Adr***	194	17,078	0.01%
Industrials
Grupo Aeroportuario del Sureste – Adr	1,120	147,661	0.10%
Total Mexico		164,739	0.11%
Netherlands
Industrials
Chicago Bridge & Iron Co. NV	1,038	43,575	0.03%
Materials
LyondellBasell Industries NV	774	61,448	0.04%
Total Netherlands		105,023	0.07%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Panama
Industrials
Copa Holdings SA – Class A	48	$4,975	0.00%
South Africa
Materials
AngloGold Ashanti Ltd. – Adr***	1,355	11,789	0.01%
South Korea
Materials
POSCO – Adr	719	45,879	0.03%
United Kingdom
Energy
Rowan Cos Plc.	19,079	444,922	0.29%
Information Technology
ARM Holdings Plc. – Adr	11,640	538,932	0.35%
Total United Kingdom		983,854	0.64%
United States
Consumer Discretionary
Aaron’s Inc.	1,275	38,977	0.03%
American Axle & Manufacturing Holdings Inc.***	20,662	466,755	0.30%
Arctic Cat Inc.	2,177	77,284	0.05%
Brown Shoe Co., Inc.	1,161	37,326	0.02%
Brunswick Corp.	3,873	198,530	0.13%
Buffalo Wild Wings Inc.***	2,712	489,191	0.32%
CBS Corp. – Class B	857	47,426	0.03%
Coach Inc.	275	10,329	0.01%
Cooper Tire & Rubber Co.	15,820	548,162	0.36%
Cracker Barrel Old Country Store Inc.	2,396	337,261	0.22%
Dillard’s Inc. – Class A	834	104,400	0.07%
Discovery Communications Inc.***	3,743	128,946	0.08%
DSW Inc. – Class A	10,410	388,293	0.25%
Genuine Parts Co.	1,267	135,024	0.09%
G-III Apparel Group Ltd.***	4,637	468,383	0.31%
Gray Television Inc.***	27,497	307,966	0.20%
Harman International Industries Inc.	83	8,857	0.01%
K12 Inc.***	1,001	11,882	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Kate Spade & Co.***	13,557	$433,960	0.28%
Las Vegas Sands Corp.	81	4,711	0.00%
La-Z-Boy Inc.	714	19,164	0.01%
Lithia Motors Inc. – Class A	6,258	542,505	0.35%
Lowe’s Companies, Inc.	7,145	491,576	0.32%
Macy’s Inc.	1,714	112,696	0.07%
Media General Inc.***	1,583	26,484	0.02%
Monro Muffler Brake Inc.	1,441	83,290	0.06%
National CineMedia Inc.	138	1,983	0.00%
Newell Rubbermaid Inc.	6,763	257,603	0.17%
Nordstrom Inc.	1,048	83,201	0.05%
Panera Bread Co. – Class A***	28	4,894	0.00%
Pool Corp.	4,235	268,668	0.18%
Red Robin Gourmet Burgers Inc.***	4,987	383,874	0.25%
Six Flags Entertainment Corp.	2,201	94,973	0.06%
Sonic Automotive Inc. – Class A	3,446	93,180	0.06%
Staples Inc.	30,079	545,032	0.36%
Tenneco Inc.***	3,083	174,529	0.11%
Toll Brothers Inc.***	15,811	541,843	0.35%
Tupperware Brands Corp.	2,238	140,994	0.09%
Urban Outfitters Inc.***	4,175	146,668	0.10%
Vitamin Shoppe Inc.***	526	25,553	0.02%
Total Consumer Discretionary		8,282,373	5.40%
Consumer Staples
Coca-Cola Co.	194	8,191	0.01%
Coca-Cola Enterprises Inc.	6,682	295,478	0.19%
Constellation Brands Inc. – Class A***	1,742	171,012	0.11%
Dean Foods Co.	27,652	535,896	0.35%
Estee Lauder Companies Inc.	1,655	126,111	0.08%
General Mills Inc.	10,050	535,967	0.35%
Hershey Co.	5,138	533,992	0.35%
Keurig Green Mountain Inc.	59	7,811	0.00%
Snyders-Lance Inc.	387	11,823	0.01%
SUPERVALU Inc.***	9,874	95,778	0.06%
Wal-Mart Stores Inc.	6,275	538,897	0.35%
Whole Foods Market Inc.	2,708	136,537	0.09%
Total Consumer Staples		2,997,493	1.95%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Energy
Anadarko Petroleum Corp.	3,269	$269,692	0.18%
Apache Corp.	1,687	105,724	0.07%
Cabot Oil & Gas Corp.	4,557	134,933	0.09%
Cameron International Corp.***	6,581	328,721	0.21%
Carrizo Oil & Gas Inc.***	4,353	181,085	0.12%
Chesapeake Energy Corp.	415	8,122	0.01%
Chevron Corp.	415	46,555	0.03%
Concho Resources Inc.***	951	94,862	0.06%
ConocoPhillips	55	3,798	0.00%
Denbury Resources Inc.	3,729	30,317	0.02%
Devon Energy Corp.	6,588	403,251	0.26%
Dril-Quip Inc.***	83	6,369	0.00%
Energen Corp.	418	26,652	0.02%
EOG Resources Inc.	53	4,880	0.00%
FMC Technologies Inc.***	5,453	255,419	0.17%
Gulfport Energy Corp.***	3,922	163,704	0.11%
Helmerich & Payne Inc.	827	55,756	0.03%
Hess Corp.	2,876	212,306	0.14%
Hornbeck Offshore Services Inc.***	2,292	57,231	0.04%
Marathon Oil Corp.	7,382	208,837	0.13%
Murphy Oil Corp.	3,277	165,554	0.11%
Newpark Resources Inc.***	4,038	38,523	0.02%
Noble Energy Inc.	1,867	88,552	0.06%
Oasis Petroleum Inc.***	3,014	49,852	0.03%
Occidental Petroleum Corp.	1,631	131,475	0.09%
Oil States International Inc.***	1,119	54,719	0.04%
Patterson-UTI Energy Inc.	1,714	28,435	0.02%
PDC Energy Inc.***	2,331	96,200	0.06%
Pioneer Natural Resources Co.	526	78,295	0.05%
Range Resources Corp.	2,267	121,171	0.08%
SM Energy Co.	1,075	41,473	0.03%
Southwestern Energy Co.***	6,913	188,656	0.12%
Superior Energy Services Inc.	5,889	118,663	0.08%
TETRA Technologies Inc.***	10,432	69,686	0.04%
Tidewater Inc.	2,682	86,924	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Valero Energy Corp.	3,705	$183,397	0.12%
W&T Offshore Inc.	1,279	9,388	0.01%
Total Energy		4,149,177	2.71%
Financials
Affiliated Managers Group Inc.***	1,456	309,021	0.20%
Aflac Inc.	3,152	192,556	0.13%
Bank of America Corp.	913	16,334	0.01%
BGC Partners Inc.	24,597	225,063	0.15%
Charles Schwab Corp.	1,576	47,579	0.03%
Discover Financial Services	1,714	112,250	0.07%
First American Financial Corp.	16,472	558,400	0.36%
HCI Group, Inc.	55	2,378	0.00%
International Bancshares Corp.	3,350	88,909	0.06%
Prudential Financial Inc.	3,139	283,954	0.19%
Regions Financial Corp.	11,837	124,999	0.08%
RLI Corp.	1,825	90,155	0.06%
Signature Bank NY***	91	11,462	0.01%
South State Corp.	2,270	152,272	0.10%
Synovus Financial Corp.	12,275	332,530	0.22%
Trustmark Corp.	8,354	205,007	0.13%
Unum Group	6,786	236,696	0.15%
Wintrust Financial Corp.	5,557	259,845	0.17%
Total Financials		3,249,410	2.12%
Health Care
Acorda Therapeutics Inc.***	11,855	484,514	0.32%
Amedisys Inc.***	12,832	376,619	0.24%
Biogen Idec Inc.***	1,138	386,294	0.25%
Bio-Rad Laboratories Inc. – Class A***	622	74,988	0.05%
Brookdale Senior Living Inc.***	691	25,339	0.02%
Bruker Corp.***	5,247	102,946	0.07%
Community Health Systems Inc.***	1,548	83,468	0.05%
Endologix Inc.***	35,702	545,883	0.36%
Genomic Health Inc.***	299	9,559	0.01%
Healthways Inc.***	8,319	165,382	0.11%
Impax Laboratories Inc.***	3,689	116,868	0.08%
Mettler-Toledo International Inc.***	1,767	534,447	0.35%
MWI Veterinary Supply Inc.***	113	19,200	0.01%
Neogen Corp.***	3,165	156,952	0.10%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
NPS Pharmaceuticals Inc.***	2,312	$82,700	0.05%
Pfizer Inc.	1,692	52,706	0.03%
Select Medical Holdings Corp.	2,461	35,438	0.02%
Sirona Dental Systems Inc.***	366	31,978	0.02%
Stryker Corp.	913	86,123	0.06%
Thoratec Corp.***	4,863	157,853	0.10%
UnitedHealth Group Inc.	332	33,562	0.02%
WellCare Health Plans Inc.***	5,895	483,744	0.32%
Total Health Care		4,046,563	2.64%
Industrials
Atlas Air Worldwide Holdings Inc.***	7,850	387,005	0.25%
Avis Budget Group Inc.***	1,051	69,713	0.05%
B/E Aerospace Inc.***	7,226	419,252	0.27%
Brady Corp. – Class A	3,567	97,522	0.06%
Brink’s Co.	6,561	160,154	0.10%
Chart Industries Inc.***	163	5,575	0.00%
Clean Harbors Inc.***	2,515	120,846	0.08%
Colfax Corp.***	1,161	59,873	0.04%
Flowserve Corp.	2,599	155,498	0.10%
Forward Air Corp.	28	1,410	0.00%
General Cable Corp.	21,437	319,411	0.21%
Genesee & Wyoming Inc.***	610	54,851	0.04%
HEICO Corp.	1,355	81,842	0.05%
HNI Corp.	10,294	525,612	0.34%
Hub Group Inc. – Class A***	166	6,321	0.00%
IDEX Corp.	1,978	153,967	0.10%
Joy Global Inc.	1,960	91,179	0.06%
Kansas City Southern	1,161	141,677	0.09%
KBR Inc.	1,818	30,815	0.02%
Kennametal Inc.	742	26,556	0.02%
Manitowoc Co., Inc.	18,681	412,850	0.27%
MasTec Inc.***	4,706	106,403	0.07%
Mueller Industries Inc.	83	2,834	0.00%
Norfolk Southern Corp.	4,878	534,678	0.35%
Northrop Grumman Corp.	1,185	174,657	0.11%
On Assignment Inc.***	16,057	532,932	0.35%
Oshkosh Corp.	1,404	68,305	0.05%
Owens Corning	7,671	274,698	0.18%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
PGT Inc.***	2,168	$20,878	0.01%
Primoris Services Corp.	1,447	33,628	0.02%
Quanta Services Inc.***	387	10,987	0.01%
Republic Airways Holdings Inc.***	1,631	23,796	0.02%
Toro Co.	357	22,780	0.02%
UniFirst Corp.	2,119	257,353	0.17%
United Technologies Corp.	728	83,720	0.06%
Wabash National Corp.***	37,452	462,907	0.30%
Watts Water Technologies Inc. – Class A	28	1,776	0.00%
Werner Enterprises Inc.	9,964	310,379	0.20%
Total Industrials		6,244,640	4.07%
Information Technology
ACI Worldwide Inc.***	14,253	287,483	0.19%
Adobe Systems Inc.***	83	6,034	0.00%
Advanced Energy Industries Inc.***	636	15,073	0.01%
Autodesk Inc.***	2,433	146,126	0.10%
Belden Inc.	6,663	525,111	0.34%
Benchmark Electronics Inc.***	3,912	99,521	0.06%
Cabot Microelectronics Corp.***	221	10,458	0.01%
Cadence Design Systems Inc.***	4,751	90,126	0.06%
Callidus Software Inc.***	691	11,284	0.01%
Ciena Corp.***	28,229	547,924	0.36%
Cirrus Logic Inc.***	1,028	24,230	0.02%
CommVault Systems Inc.***	2,764	142,871	0.09%
Constant Contact Inc.***	6,132	225,044	0.15%
CoStar Group Inc.***	55	10,100	0.01%
Fidelity National Information Services Inc.	4,795	298,249	0.19%
Fortinet Inc.***	17,959	550,622	0.36%
Google Inc. – Class A***	415	220,224	0.14%
Infinera Corp.***	9,396	138,309	0.09%
Informatica Corp.***	3,480	132,710	0.09%
Itron Inc.***	111	4,694	0.00%
Jack Henry & Associates Inc.	8,510	528,811	0.35%
KLA-Tencor Corp.	2,359	165,885	0.11%
Kulicke & Soffa Industries Inc.***	1,078	15,588	0.01%
Lattice Semiconductor Corp.***	23,648	162,935	0.11%
Leidos Holdings Inc.	4,257	185,265	0.12%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Liquidity Services Inc.***	758	$6,193	0.00%
Maxim Integrated Products Inc.	16,263	518,302	0.34%
Methode Electronics Inc.	4,760	173,788	0.11%
Monolithic Power Systems Inc.	1,218	60,583	0.04%
Motorola Solutions Inc.	2,516	168,773	0.11%
MTS Systems Corp.	362	27,161	0.02%
NCR Corp.***	2,196	63,992	0.04%
ON Semiconductor Corp.***	221	2,239	0.00%
PMC – Sierra Inc.***	8,957	82,046	0.05%
QUALCOMM Inc.	3,085	229,308	0.15%
Red Hat Inc.***	2,074	143,396	0.09%
Rogers Corp.***	1,149	93,575	0.06%
Silicon Laboratories Inc.***	3,069	146,146	0.10%
Sohu.com Inc.***	3,917	208,306	0.14%
SS&C Technologies Holdings Inc.	9,446	552,497	0.36%
Visa Inc. – Class A	83	21,763	0.01%
Web.com Group Inc.***	2,350	44,627	0.03%
Xerox Corp.	14,851	205,835	0.13%
Total Information Technology		7,293,207	4.76%
Materials
Allegheny Technologies Inc.	908	31,571	0.02%
Avery Dennison Corp.	10,396	539,344	0.35%
Bemis Co., Inc.	12,204	551,742	0.36%
Flotek Industries Inc.***	442	8,279	0.01%
Graphic Packaging Holding Co.***	16,803	228,857	0.15%
Greif Inc.	2,968	140,179	0.09%
Headwaters Inc.***	9,916	148,641	0.10%
Huntsman Corp.	1,134	25,833	0.02%
Kraton Performance Polymers Inc.***	18,873	392,370	0.26%
NewMarket Corp.	81	32,686	0.02%
Owens-Illinois Inc.***	166	4,480	0.00%
PPG Industries Inc.	2,336	539,966	0.35%
Rock Tenn Co. – Class A	6,316	385,150	0.25%
RPM International Inc.	9,510	482,252	0.31%
RTI International Metals Inc.***	628	15,863	0.01%
Sherwin-Williams Co.	111	29,197	0.02%
Vulcan Materials Co.	387	25,438	0.02%
Total Materials		3,581,848	2.34%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Telecommunication Services
8x8 Inc.***	17,204	$157,589	0.10%
AT&T Inc.	4,894	164,389	0.11%
CenturyLink, Inc.	7,116	281,651	0.19%
United States Cellular Corp.***	55	2,191	0.00%
Total Telecommunication Services		605,820	0.40%
Utilities
AGL Resources Inc.	1,078	58,762	0.04%
Ameren Corp.	1,055	48,667	0.03%
American States Water Co.	4,842	182,350	0.12%
Northeast Utilities	3,328	178,114	0.11%
Pinnacle West Capital Corp.	138	9,427	0.01%
SCANA Corp.	8,903	537,741	0.35%
Vectren Corp.	7,535	348,343	0.23%
Westar Energy Inc.	55	2,268	0.00%
Total Utilities		1,365,672	0.89%
Total United States		41,816,203	27.28%
Total securities sold short (proceeds – $73,502,616)		$74,784,474	48.78%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

TOTAL RETURN SWAP CONTRACTS****

Swap Currency	Counterparty	Termination Date	Notional Amount (in foreign currency)	Fair Value ($)	% of Net Asset Value
Long
Euro	UBS	5/4/2018	14,681,452	$59,706	0.04%
Norwegian Krone	UBS	5/2/2017	7,674,220	0	0.00%
South African Rand	UBS	5/2/2017	12,983,462	0	0.00%
Swedish Krona	UBS	5/2/2017	26,075,554	0	0.00%
Swiss Franc	UBS	5/2/2017	3,034,333	0	0.00%
British Pound	UBS	5/4/2018	7,995,622	0	0.00%
Net long total return swaps				59,706	0.04%
Short
Euro	UBS	5/4/2018	(14,623,302)	(51,902)	(0.03)%
Norwegian Krone	UBS	5/2/2017	(7,066,443)	0	0.00%
South African Rand	UBS	5/2/2017	(14,196,740)	0	0.00%
Swedish Krona	UBS	5/2/2017	(26,417,620)	0	0.00%
Swiss Franc	UBS	5/2/2017	(2,937,491)	0	0.00%
British Pound	UBS	5/4/2018	(8,066,914)	0	0.00%
Net short total return swaps				(51,902)	(0.03)%
Net total return swaps				$7,804	0.01%

*	Non-income producing security.
**	Pledged as collateral for the trading of futures contracts.
***	Security did not pay a dividend during the previous twelve months.
****	See Pages 57-78 for the detail underlying positions of the total return swaps. See Note 1.E. for a discussion of total return swap contracts.

Adr — American Depository Receipt

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

DETAIL UNDERLYING POSITIONS OF THE TOTAL RETURN SWAPS

Country	Common Stock	Notional Amount	Fair Value ($)
LONG EURO
Belgium
	Agfa-Gevaert NV	3,782	$44
	Arseus NV	48,848	550
	Barco NV	3,195	9
	Befimmo SCA Sicafi	23,890	(129)
	Belgacom SA	496,050	2,001
	Compagnie D'entreprises CFE	8,651	232
	Compagnie Maritime Belge SA	3,193	(9)
	Euronav NV	53,906	699
	Groupe Bruxelles Lambert SA	481,473	3,230
	Melexis NV	71,333	127
	Sofina SA	5,382	8
	Telenet Group Holding NV	3,818	43
Total Belgium		1,203,521	6,805
Finland
	Elisa OYJ	45,989	0
	Kesko OYJ	240,655	0
	Neste Oil OYJ	66,559	0
	Nokia OYJ	120,783	0
	UPM-Kymmene OYJ	64,027	0
Total Finland		538,013	0
France
	Accor SA	45,096	420
	Aeroports de Paris	19,430	144
	Alten SA	62,837	1,559
	Biomerieux	75,473	181
	Bollore SA	46,115	(133)
	Bureau Veritas SA	97,619	943
	Cap Gemini Sa	380,719	(1,928)
	Danone	109,026	1,099
	Dassault Systemes SA	119,878	982
	Eramet	22,092	390
	Etablissements Maurel Et Prom	208,274	3,691
	Gameloft	84,181	2,821
	Gecina SA	368,630	1,297
	Havas SA	311,421	(2,933)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG EURO (continued)
France (continued)
	Innate Pharma SA	83,968	$(639)
	Klepierre	1,954	14
	Lagardere SCA	327,329	(3,454)
	Lisi	10,096	115
	Metropole Television SA	10,400	61
	Montupet	36,045	(196)
	Natixis	181,643	(838)
	Peugeot SA	1,402	10
	Publicis Groupe SA	39,647	(56)
	Rallye SA	210,394	1,408
	Remy Cointreau SA	74,460	1,472
	SA Des Ciments Vicat	1,663	7
	Safran SA	498,351	9,928
	Schneider Electric SA	494,797	9,637
	SEB SA	109,730	433
	Sechilienne-Sidec	2,010	62
	Societe BIC SA	60,580	335
	Societe Television Francaise 1	53,737	(179)
	Teleperformance	71,316	(122)
	Veolia Environnement SA	36,177	164
	Wendel SA	12,730	3
Total France		4,269,220	26,698
Germany
	Aareal Bank AG	266,952	0
	Allianz SE	486,082	0
	Amadeus Fire AG	18,096	0
	Aurubis AG	19,316	0
	Basf SE	241,505	0
	Bayerische Motoren Werke AG	484,040	0
	Beiersdorf AG	156,617	0
	Bertrandt AG	81,765	0
	Borussia Dortmund GmbH & Co KGaA	107,196	0
	Cewe Color Holding AG	39,302	0
	CompuGroup Holding	2,169	0
	Deutsche Wohnen AG	29,781	0
	Fresenius SE & Co KGaA	384,253	0
	Gea Group AG	495,052	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG EURO (continued)
Germany (continued)
	Grammer AG NPV	11,863	$0
	Hamborner Reit AG	21,854	0
	Heidelbergcement AG	305,694	0
	Hochtief AG	12,933	0
	Hugo Boss AG	418,801	0
	Indus Holding AG	31,631	0
	K+S AG	283,367	0
	Kloeckner & Co SE	68,836	0
	Kuka AG	49,779	0
	MLP AG	1,243	0
	Morphosys AG	92,033	0
	Nordex SE	65,977	0
	Patrizia Immobil	42,555	0
	Porsche AG-Pfd	161,587	0
	Rhoen Klinikum AG	184,447	0
	Schaltbau Holding AG	36,012	0
	Stratec Biomedical AG	23,147	0
	Stroeer Media AG	30,727	0
	Symrise AG	265,789	0
	Wacker Chemie AG	98,698	0
	Wacker Construction Equipment NPV	29,959	0
Total Germany		5,049,058	0
Luxembourg
	SAF-Holland SA	84,749	0
Total Luxembourg		84,749	0
Netherlands
	Arcadis NV	28,993	543
	ASM International NV	250,769	7,033
	Eurocommercial Properties NV	104,664	(1,530)
	Fugro NV-CVA	24,754	1,229
	Grontmij	10,216	(403)
	Heijmans NV	12,570	179
	Heineken NV	32,245	428
	ING Groep NV-CVA	229,735	1,549
	Koninklijke Boskalis Westminster NV	11,230	105
	Koninklijke Wessanen NV	9,205	47
	Nieuwe Steen INV	16,958	180

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG EURO (continued)
Netherlands (continued)
	Randstad Holding NV	390,137	$3,742
	Reed Elsevier NV	435,873	4,288
	Ten Cate	5,267	27
Total Netherlands		1,562,616	17,417
Portugal
	Galp Energia-B	348,767	(400)
	Mota Engil SGPS Eur1	51,345	(1,348)
	Sonae SGPS SA	124,008	(1,307)
Total Portugal		524,120	(3,055)
Spain
	Abertis Infraestructuras SA	57,418	404
	Ferrovial SA	494,616	14,558
	Gamesa Corp Tecnologica SA	95,122	(787)
	Gas Natural SDG SA	495,121	(2,580)
	Iberdrola SA	49,487	43
	Mapfre SA	30,931	(251)
	Mediaset Espana Comunicacion	4,040	2
	NH Hoteles SA	76,335	939
	Obrascon Huarte Lain S.A.	106,940	(313)
	Tubacex SA	19,515	(76)
	Viscofan SA	11,406	(98)
Total Spain		1,440,931	11,841
United Kingdom
	Tipp24 AG	9,224	0
Total United Kingdom		9,224	0
Total long euro swap contracts		14,681,452	$59,706

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG NORWEGIAN KRONE
Bermuda
	Seadrill Ltd.	392,051	$0
Total Bermuda		392,051	0
Cyprus
	Prosafe SE	116,334	0
Total Cyprus		116,334	0
Norway
	DNB ASA	1,786,698	0
	Norsk Hydro ASA	1,755,530	0
	Opera Software ASA	168,055	0
	Orkla ASA	793,439	0
	Salmar ASA	15,555	0
	Schibsted ASA	1,663,161	0
	Storebrand ASA	983,397	0
Total Norway		7,165,835	0
Total long norwegian krone swap contracts		7,674,220	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG SOUTH AFRICAN RAND
Luxembourg
	Reinet Investments SCA	1,104,923	$0
Total Luxembourg		1,104,923	0
South Africa
	Anglo American Platinum Ltd.	883,160	0
	ArcelorMittal South Africa	479,025	0
	Assore Ltd.	297,953	0
	Aveng Ltd.	423,238	0
	Barclays Africa Group Ltd.	953,134	0
	Barloworld Ltd.	413,693	0
	Foschini Group Ltd.	118,317	0
	Gold Fields Ltd.	259,719	0
	Grindrod Ltd.	237,328	0
	Growthpoint Properties Ltd.	1,046,214	0
	Impala Platinum Holdings Ltd.	1,007,571	0
	Liberty Holdings Ltd.	324,024	0
	Massmart Holdings Ltd.	3,998	0
	Omnia Holdings Ltd.	1,695,970	0
	Sappi Limited	534,463	0
	Telkom SA SOC Ltd.	842,940	0
	Tiger Brands Ltd.	2,357,792	0
Total South Africa		11,878,539	0
Total long south african rand swap contracts		12,983,462	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG SWEDISH KRONA
Sweden
	Atlas Copco AB-A Shares	4,604,527	$0
	Billerudkorsnas AB	1,004,625	0
	Boliden AB	3,667,738	0
	Castellum AB	3,690,839	0
	Fabege AB	136,615	0
	Hexagon Ab-B Shares	200,860	0
	Hufvudstaden AB	930,046	0
	ICA Gruppen AB	92,963	0
	Nordea Bank AB	845,825	0
	Saab AB	808,189	0
	Sandvik AB	521,812	0
	Securitas AB	456,288	0
	Svenska Cellulosa AB SCA-B	4,614,179	0
	Swedbank AB	2,677,372	0
	Swedish Match AB	839,419	0
	Swedish Orphan Biovitrum AB	984,257	0
Total long swedish krona swap contracts		26,075,554	$0
LONG SWISS FRANC
Switzerland
	AFG Arbonia-Forster Holding AG	41,215	$0
	Aryzta AG	2,155	0
	Cie Financiere Richemont SA	235,054	0
	Clariant AG	164,291	0
	Dufry AG-Reg	484,846	0
	Geberit AG	594,907	0
	Kudelski SA	30,637	0
	Logitech International SA	108,864	0
	Rieter Holding AG	190,656	0
	Roche Holding AG	552,215	0
	Schmolz + Bickenbach AG	42,909	0
	Straumann Holding AG	131,895	0
	Swiss Prime Site	38,398	0
	Swisscom AG	260,205	0
	U-Blox AG	156,086	0
Total long swiss franc swap contracts		3,034,333	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG BRITISH POUND
Bermuda
	Hiscox Ltd.	12,025	$0
	Petra Diamonds Ltd.	5,385	0
	Signet Jewelers Ltd.	20,170	0
Total Bermuda		37,580	0
Gibraltar
	888 Holdings	11,519	0
Total Gibraltar		11,519	0
Ireland
	DCC Plc	38,301	0
	Greencore Group Plc	4,533	0
Total Ireland		42,834	0
Isle of Man
	Lamprell Plc	29,771	0
	Optimal Payments Plc	48,736	0
Total Isle of Man		78,507	0
Jersey
	Cape Plc	39,197	0
	Henderson Group Plc	41,679	0
	Shire Plc	7,525	0
	WPP Inc	1,856	0
Total Jersey		90,257	0
Luxembourg
	Colt Group SA	11,052	0
Total Luxembourg		11,052	0
United Kingdom
	A.G.Barr Plc	2,319	0
	Aberdeen Asset Management Plc	68,573	0
	African Barrick Gold Plc	18,915	0
	Aggreko Plc	16,213	0
	Amec Foster Wheeler Plc	36,321	0
	Anglo Pacific Group Plc	27,154	0
	Ashtead Group Plc	114,244	0
	Asos Plc	52,705	0
	Astrazeneca Plc	1,503	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	Aviva Plc	141,028	$0
	Babcock International Group Plc	236,294	0
	Barratt Developments Plc	130,232	0
	Betfair Group Plc	79,810	0
	Bodycote Plc	2,182	0
	Bovis Homes Group Plc	19,229	0
	British Sky Broadcasting Group Plc	15,409	0
	Bunzl Plc	5,856	0
	Burberry Group Plc	39,804	0
	Capita Plc	25,112	0
	Carillion Plc	123,527	0
	Carnival Plc	138,010	0
	Computacenter Plc	39,161	0
	Costain Group Plc	22,268	0
	Cranswick Plc	20,401	0
	De La Rue Plc	11,795	0
	Derwent London Plc	326,367	0
	Diploma Plc	11,273	0
	Domino Printing Sciences Plc	7,418	0
	Domino's Pizza Group Plc	9,083	0
	Easyjet Plc	11,095	0
	Elementis Plc	13,826	0
	Faroe Petroleum Plc	4,492	0
	Fenner Plc	96,393	0
	Fidessa Group Plc	669	0
	Filtrona Plc	12,356	0
	Galliford Try Plc	1,069	0
	Go-Ahead Group Plc	6,123	0
	Grainger Plc	26,683	0
	Greene King Plc	101,573	0
	Greggs Plc	18,607	0
	Halfords Group Plc	7,011	0
	Halma Plc	13,461	0
	Hammerson Plc	388,507	0
	Hargreaves Lansdown Plc	15,949	0
	Hikma Pharmaceuticals Plc	2,197	0
	Hochschild Mining Plc	18,845	0
	Howden Joinery Group Plc	197,297	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	ICAP Plc	73,678	$0
	Inchcape Plc	323,589	0
	Informa Plc	112,639	0
	InterContinental Hotels Group Plc	98,299	0
	International Personal Finance Plc	3,853	0
	Interserve Plc	40,374	0
	Investec Plc	53,701	0
	IP Group Plc	1,638	0
	James Fisher & Sons Plc	12,410	0
	JD Wetherspoon Plc	1,173	0
	Johnson Matthey Plc	93,689	0
	Jupiter Fund Management Plc	2,219	0
	Kesa Electricals Plc	6,307	0
	Ladbrokes Plc	48,641	0
	Land Securities Group Plc	345,827	0
	Lloyds Banking Group Plc	341,656	0
	London Stock Exchange Group Plc	89,662	0
	Lookers Plc	44,820	0
	Man Group Plc	6,080	0
	Marks & Spencer Group Plc	323,693	0
	Mears Group Plc	33,127	0
	Melrose Plc	59,902	0
	Micro Focus International Plc	16,934	0
	Mondi Plc	150,675	0
	MoneySuperMarket.Com Group Plc	23,671	0
	Morgan Sindall Plc	688	0
	National Grid Plc	82,500	0
	NCC Group Ltd.	455	0
	Old Mutual Plc	14,328	0
	Pace Micro Technology Plc	66,379	0
	Paypoint Plc	45,603	0
	Pearson Plc	27,346	0
	Pennon Group Plc	5,342	0
	Persimmon Plc	110,381	0
	Premier Farnell Plc	84,373	0
	Premier Oil Plc	162,238	0
	Prudential Plc	234,319	0
	PZ Cussons Plc	85,952	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	Qinetiq Group Plc	133,928	$0
	Redrow Plc	41,943	0
	Renishaw Plc	29,282	0
	Rentokil Initial Plc	536	0
	Restaurant Group Plc	2,462	0
	Ricardo Plc	3,705	0
	RPS Group Plc	43,330	0
	Safestore Holdings Ltd.	23,576	0
	SDL Plc	1,917	0
	Segro Plc	353,803	0
	Severn Trent Plc	96,469	0
	Shaftesbury Plc	336,798	0
	Spirax-Sarco Engineering Plc	128,327	0
	St Modwen Props	10,991	0
	Stagecoach Group Plc	166,766	0
	Standard Life Plc	444	0
	Supergroup Plc	9,354	0
	Taylor Wimpey Plc	12,231	0
	Telecom Plus Plc	7,294	0
	Trinity Mirror Plc	7,871	0
	TT Electronics	26,224	0
	Tullett Prebon Plc	12,509	0
	Vedanta Resources Plc	171,212	0
	Vodafone Group Plc	4,925	0
	WH Smith Plc	10,078	0
	Whitbread Plc	164,517	0
	WS Atkins Plc	2,652	0
	Xchanging Plc	4,876	0
	Yule Catto & Co Plc	9,333	0
Total United Kingdom		7,723,873	0
Total long british pound swap contracts		7,995,622	0
Net long total return swap contracts			$59,706

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT EURO
Belgium
	Ablynx NV	(3,627)	$24
	Aedifica	(26,152)	254
	Ageas	(256,404)	1,257
	Anheuser-Busch InBev NV	(113,348)	(1,746)
	Econocom Group	(17,645)	(530)
	EVS Broadcast EQ	(75,586)	(354)
	KBC Groep NV	(365,243)	142
	Solvay SA	(286,944)	(1,240)
	UCB Sa	(52,962)	613
	Umicore	(29,258)	(262)
	Warehouses De Pauw SCA	(40,931)	(151)
Total Belgium		(1,268,100)	(1,993)
Finland
	Citycon OYJ	(423)	0
	Huhtamaki OYJ	(10,876)	0
	Kemira OYJ	(8,204)	0
	Nokian Renkaat OYJ	(96,499)	0
	Sanoma OYJ	(14,239)	0
	Sponda OYJ	(33,662)	0
	Stora Enso OYJ	(245,563)	0
	Tieto OYJ	(43,880)	0
Total Finland		(453,346)	0
France
	Altran Technologies SA	(29,012)	(628)
	Arkema SA	(365,391)	(1,531)
	Atos	(379,488)	(6,676)
	Axa SA	(122,151)	(618)
	BNP Paribas	(68,850)	(734)
	Boiron SA	(4,416)	(57)
	Carbone Lorraine	(14,095)	(60)
	Carrefour SA	(202,940)	(3,295)
	Christian Dior SA	(366,168)	(621)
	Compagnie de Saint-Gobain	(55,113)	(496)
	Credit Agricole SA	(365,267)	(823)
	Derichebourg SA	(32,893)	(780)
	Eurazeo	(120,829)	(1,497)
	GDF Suez	(151,688)	(426)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT EURO (continued)
France (continued)
	Genfit	(65,313)	$(1,671)
	Icade	(16,458)	69
	Inter Parfums	(39,903)	(368)
	Ipsos	(60,562)	(955)
	JCDecaux SA	(182,488)	847
	Legrand SA	(26,241)	(283)
	L'oreal	(364,716)	(3,674)
	LVNH Moet Hennessy Louis Vuitton SA	(134,166)	(1,362)
	Nexans SA	(53,289)	(966)
	Parrot SA	(51,729)	670
	Pernod-Ricard SA	(80,659)	(1,200)
	Plastic Omnium SA	(56,265)	(823)
	Rubis SCA	(33,890)	(122)
	Sanofi	(97,500)	(1,038)
	Suez Environnement Co.	(169,435)	1,551
	Technip SA	(70,771)	(348)
	Unibail-Rodamco SE	(368,085)	(3,268)
	Vinci SA	(364,162)	(2,434)
	Zodiac Aerospace	(130,172)	(3,108)
Total France		(4,644,105)	(36,725)
Germany
	Adidas AG	(87,640)	0
	Aurelius AG	(38,789)	0
	Axel Springer AG	(114,934)	0
	Bauer AG	(1,695)	0
	Bechtle AG	(45,724)	0
	Bilfinger SE	(54,235)	0
	Brenntag AG	(243,061)	0
	Centrotec Sustai	(2,812)	0
	Comdirect Bank	(233)	0
	Daimler AG-Registered Shares	(308,917)	0
	Deutsche Bank AG	(367,529)	0
	Deutsche Beteiligungs AG	(18,321)	0
	Deutsche Post AG	(375,898)	0
	Deutz AG	(67,500)	0
	Duerr AG	(369,084)	0
	Elringklinger AG	(224,111)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT EURO (continued)
Germany (continued)
	Fielmann AG	(32,347)	$0
	Fraport AG Frankfurt Airport Services Worldwide	(15,949)	0
	Freenet AG	(51,750)	0
	Fuchs Petrolub AG	(14,983)	0
	Gerresheimer AG	(157,864)	0
	Gerry Weber International AG	(177,785)	0
	Gildemeister AG	(85,892)	0
	Hannover Rueckversicherung AG	(111,930)	0
	Henkel AG & Co KGaA	(10,015)	0
	Infineon Technologies AG	(383,970)	0
	Jenoptik AG	(128,858)	0
	Jungheinrich AG	(216,378)	0
	Lanxess AG	(254,803)	0
	Leoni AG	(167,745)	0
	Merck KGaA	(4,313)	0
	Metro AG	(64,971)	0
	Muenchener Rueckversicherungs AG	(32,156)	0
	Nemetschek AG	(1,589)	0
	Pfeiffer Vacuum Technology AG	(223,636)	0
	QSC AG	(92,389)	0
	Rheinmetall AG	(1,016)	0
	Sap SE	(12,875)	0
	Sartorius AG	(58,523)	0
	Stada Arzneimittel AG	(18,837)	0
	TAG Tegernsee	(13,872)	0
	ThyssenKrupp AG	(96,924)	0
	Tom Tailor Holding AG	(17,091)	0
	United Internet AG	(219,737)	0
	Volkswagen AG	(45,978)	0
	Wirecard AG	(46,334)	0
Total Germany		(5,080,993)	0
Luxembourg
	Eurofins Scientific	(70,069)	(402)
Total Luxembourg		(70,069)	(402)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT EURO (continued)
Netherlands
	Aalberts Industries NV	(373,755)	$(6,546)
	Koninklijke Ahold NV	(27,896)	(382)
	Qiagen NV	(542)	0
	Unilever NV	(327,379)	(4,108)
	USG People NV	(59,707)	(515)
	Wolters Kluwer	(376,512)	(2,530)
Total Netherlands		(1,165,791)	(14,081)
Portugal
	Jeronimo Martins	(197,262)	(1,122)
	Zon Multimedia Servicos De T	(269,207)	745
Total Portugal		(466,469)	(377)
Spain
	Almirall SA	(51,996)	724
	Banco Bilbao Vizcaya Argenta	(50,183)	23
	Banco Santander SA	(132,395)	570
	CaixaBank S.A	(278,751)	618
	Enagas SA	(251,706)	(1,755)
	Endesa SA	(225,169)	(1,074)
	Grifols SA	(17,521)	121
	Grupo Catalana Occidente SA	(4,904)	12
	Indra Sistemas SA	(65,241)	746
	Red Electrica Corporacion SA	(69,663)	1,024
	Repsol SA	(91,633)	115
	Sacyr SA	(22,267)	795
	Tecnicas Reunidas SA	(57,117)	(268)
	Zardoya Otis SA	(43,452)	0
Total Spain		(1,361,998)	1,651
United Kingdom
	Royal Dutch Shell Plc – A Shares	(112,431)	25
Total United Kingdom		(112,431)	25
Total short euro swap contracts		(14,623,302)	$(51,902)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT NORWEGIAN KRONE
Bermuda
	BW Offshore Ltd.	(8,554)	$0
Total Bermuda		(8,554)	0
Luxembourg
	Subsea 7 SA	(2,168,049)	0
Total Luxembourg		(2,168,049)	0
Norway
	Aker ASA	(321,598)	0
	Det Norske Oljeselskap ASA	(163,068)	0
	DNO ASA	(741,967)	0
	Fred Olsen Energy ASA	(499,403)	0
	Marine Harvest	(1,481,143)	0
	Petroleum Geo-Services ASA	(968,782)	0
	Telenor ASA	(58,630)	0
	Yara International ASA	(655,249)	0
Total Norway		(4,889,840)	0
Total short norwegian krone swap contracts		(7,066,443)	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT SOUTH AFRICAN RAND
South Africa
	Adcock Ingram Holdings Ltd.	(30,772)	$0
	African Rainbow Minerals Ltd.	(26,299)	0
	AVI Ltd.	(276,865)	0
	Bidvest Group Ltd.	(25,222)	0
	Discovery Ltd.	(770,777)	0
	Imperial Holdings Ltd.	(136,715)	0
	JSE Ltd.	(102,124)	0
	Kumba Iron Ore Ltd.	(265,569)	0
	Mediclinic International Ltd.	(3,083,211)	0
	MMI Holdings Ltd.	(68,460)	0
	MTN Group Ltd.	(2,510,125)	0
	Nampak Ltd.	(305,384)	0
	Naspers Ltd.-N Shares	(125,755)	0
	Network Healthcare Holdings Ltd.	(87,095)	0
	Northam Platinum Ltd.	(2,515,381)	0
	PPC Ltd.	(26,620)	0
	Remgro Ltd.	(434,577)	0
	RMB Holdings Ltd.	(173,911)	0
	Standard Bank Group Ltd.	(1,739,121)	0
	Tongaat Hulett Ltd.	(315,406)	0
	Vodacom Group Ltd.	(943,318)	0
	Wilson Bayly Holmes-Ovcon	(234,033)	0
Total short south african rand swap contracts		(14,196,740)	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT SWEDISH KRONA
Malta
	Unibet Group Plc	(67,965)	$0
Total Malta		(67,965)	0
Sweden
	AF AB	(27,090)	0
	Alfa Laval AB	(102,475)	0
	Axfood AB	(229,051)	0
	Fastighets AB Balder	(169,675)	0
	Getinge AB-B Shares	(2,190,674)	0
	Haldex AB	(2,849)	0
	Hexpol AB	(1,198,285)	0
	Holmen AB-B Shares	(1,507,723)	0
	Husqvarna AB-B Shares	(807,923)	0
	Kungsleden AB	(3,615,831)	0
	Lundbergforetagen AB	(212,390)	0
	Lundin Petroleum AB	(1,898,548)	0
	Meda AB-A Shares	(1,298,813)	0
	Mekonomen AB	(78,948)	0
	NCC AB	(1,005,957)	0
	Peab AB	(86,601)	0
	Skandinaviska Enskilda Banken AB	(1,046,768)	0
	SKF AB-B Shares	(3,485,821)	0
	Svenska Handelsbanken AB	(2,128,846)	0
	Trelleborg AB	(2,592,216)	0
	Volvo AB-B Shares	(84,276)	0
	Wallenstam AB	(625,932)	0
	Wihlborgs Fastigheter AB	(1,952,963)	0
Total Sweden		(26,349,655)	0
Total short swedish krona swap contracts		(26,417,620)	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT SWISS FRANC
Austria
	AMS AG	(1,015)	$0
Total Austria		(1,015)	0
Switzerland
	Adecco SA	(24,029)	0
	Bossard Holding AG	(437)	0
	Daetwyler Holding AG	(7,024)	0
	Gam Holding AG	(249,408)	0
	Gategroup Holding AG	(344,662)	0
	Georg Fischer AG	(438,413)	0
	Givaudan	(199,023)	0
	Holcim Ltd.	(82,837)	0
	Implenia AG	(205,821)	0
	Julius Baer Group Ltd.	(1,283)	0
	Kuoni Reisen Holding AG	(187,076)	0
	Nestle SA	(175,883)	0
	Novartis AG	(5,079)	0
	Pargesa Holding SA	(32,746)	0
	Schindler Holding AG	(247,824)	0
	Syngenta AG	(442,240)	0
	Tecan Group AG	(34,917)	0
	Temenos Group AG	(95,424)	0
	Unique Zuric	(66,650)	0
	Valora Holding AG	(95,700)	0
Total Switzerland		(2,936,476)	0
Total short swiss franc swap contracts		(2,937,491)	$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT BRITISH POUND
Bermuda
	Lancashire Holdings Ltd.	(5,874)	$0
Total Bermuda		(5,874)	0
Gibraltar
	Bwin.Party Digital Entertainment Plc	(103,898)	0
Total Gibraltar		(103,898)	0
Ireland
	CRH Plc	(93,381)	0
	Dragon Oil Plc	(65,027)	0
	United Drug Plc	(132,659)	0
Total Ireland		(291,067)	0
Jersey
	Experian Plc	(293,020)	0
	Regus Plc	(11,697)	0
	UBM Plc	(178,848)	0
Total Jersey		(483,565)	0
Spain
	International Consolidated Airlines Group SA	(290,095)	0
Total Spain		(290,095)	0
United Kingdom
	Admiral Group Plc	(83,154)	0
	Antofagasta Plc	(242,305)	0
	Aveva Group Plc	(13,915)	0
	Balfour Beatty Plc	(295,975)	0
	Berendsen Plc	(107,129)	0
	Big Yellow Group Plc	(6,171)	0
	BP Plc	(22,650)	0
	Brewin Dolphin Holdings Plc	(49,313)	0
	British Land Company Plc	(287,459)	0
	Centrica Plc	(99,592)	0
	Chesnara Plc	(7,046)	0
	Cineworld Group	(165,069)	0
	Cobham Plc	(31,626)	0
	Dairy Crest Group Plc	(659)	0
	Dart Group Plc	(89,235)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT BRITISH POUND (continued)
United Kingdom (continued)
	Debenhams Plc	(247,539)	$0
	Dechra Pharmaceuticals Plc	(2,083)	0
	Devro Plc	(25,461)	0
	Dignity Plc	(39,707)	0
	DS Smith Plc	(205,011)	0
	Dunelm Group Plc	(8,752)	0
	Electrocomponents Plc	(94,280)	0
	Enterprise Inns	(4,209)	0
	Fresnillo Plc	(72,433)	0
	Great Portland Estates Plc	(148,471)	0
	Hansteen Holdings Plc	(16,584)	0
	Hargreaves Services Plc	(5,799)	0
	Hays Plc	(228,843)	0
	IG Group Holdings Plc	(38,984)	0
	IMI Plc	(292,751)	0
	Imperial Tobacco Group Plc	(25,099)	0
	Inmarsat Plc	(283,399)	0
	Intertek Group Plc	(127,786)	0
	ITE Group Plc	(29,570)	0
	ITV Plc	(27,193)	0
	John Wood Group Plc	(159,647)	0
	Kazakhmys Plc	(10,034)	0
	Kingfisher Plc	(97,046)	0
	Mitchells & Butlers Plc	(78,513)	0
	Morgan Crucible Co Plc	(38,541)	0
	N Brown Group Plc	(1,909)	0
	Next Plc	(30,144)	0
	Northgate Plc	(77,666)	0
	Ocado Group Plc	(219,192)	0
	Oxford Instruments Plc	(8,683)	0
	Quintain Estates & Development Plc	(15,231)	0
	Reckitt Benckiser Group Plc	(287,800)	0
	Rio Tinto Plc	(291,990)	0
	Rolls-Royce Holdings Plc	(45,466)	0
	Royal Bank Of Scotland Group Plc	(26,827)	0
	SABMiller Plc	(173,797)	0
	Sage Group Plc	(294,974)	0
	Savills Plc	(25,813)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2014

Country	Common Stock	Notional Amount	Fair Value ($)
SHORT BRITISH POUND (continued)
United Kingdom (continued)
	Senior Plc	(54,619)	$0
	SIG Plc	(19,942)	0
	Smith & Nephew Plc	(233,133)	0
	SOCO International Plc	(79,864)	0
	Spectris Plc	(292,809)	0
	Spirent Communications Plc	(1,520)	0
	Sports Direct International Plc	(63,890)	0
	Standard Chartered Plc	(116,629)	0
	Talktalk Telecom Group Plc	(25,897)	0
	Tesco Plc	(183,580)	0
	Tullow Oil Plc	(126,918)	0
	Tyman Plc	(1,132)	0
	Ultra Electronics Holdings Plc	(39,438)	0
	Victrex Plc	(247,550)	0
	WM Morrison Supermarkets Plc	(3,004)	0
	Workspace Group Plc	(93,965)	0
Total United Kingdom		(6,892,415)	0
Total short british pound swap contracts		(8,066,914)	0
Net short total return swap contracts			$(51,902)
Net unrealized gain on total return swap contracts			$7,804

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets and Liabilities
December 31, 2014

ASSETS
Investments in securities, at value (cost — $83,636,663)	$83,292,222
Cash deposits with custodian (Restricted cash of $12,770,330)*	74,890,987
Cash deposits with securities broker (Restricted cash of $47,168,196)**	75,521,334
Cash deposits with OTC derivative counterparties***	1,029,720
Cash	1,485,483
Net unrealized gain on open futures contracts	3,076,565
Net unrealized gain on open swap contracts	7,804
Net unrealized gain on open forward currency contracts	2,674,658
Receivable for securities sold	44,386,116
Interest receivable	124,867
Dividends receivable	69,310
Prepaid expenses	35,936
Total Assets	286,595,002
LIABILITIES
Securities sold short, at value (proceeds — $73,502,616)	74,784,474
Cash deficit with futures broker****	358,611
Payable for securities purchased	44,302,114
Due to OTC derivative counterparty, net	809,694
Accrued commissions and other fees on open futures and forward currency contracts	16,609
Redemptions payable	8,721,842
Performance fee payable	3,255,966
Trading management fee payable	274,452
Service fee payable	274,452
Securities brokerage fees payable	169,111
Offering costs payable	78,909
Dividends payable	58,523
Accounts payable	178,595
Total liabilities	133,283,352
NET ASSETS	$153,311,650
SHAREHOLDERS’ CAPITAL (Net Asset Value)
99,448.209 shares outstanding at December 31, 2014; unlimited shares authorized	$153,311,650
Total shareholders' capital (Net Asset Value) (equivalent to $1,541.62 per share based on 99,448.209 shares outstanding)	$153,311,650

*	Including foreign currency valued at $(673,462) with a cost of $(674,917) with custodian.
**	Net of foreign currency valued at $1,965,562 with a cost of $1,963,875 with securities broker.
***	Including foreign currency valued at $199,323 with a cost of $206,015 with OTC derivative counterparty.
****	Including foreign currency valued at $1,287,968 with a cost of $1,300,460 with futures broker.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $77,139)	$1,024,053
Interest income	1,624,840
Total investment income	2,648,893
EXPENSES
Performance fees	3,638,775
Trading management fee	2,919,308
Service fee	2,861,073
Stock loan fees	1,878,821
Dividends on securities sold short	1,237,834
Custodian fees	889,165
Offering costs	602,715
Professional fees	248,886
Administrator fees and expenses	141,268
Trustees' fees	100,000
Total expenses	14,517,845
Net investment loss	(11,868,952)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments
Investment securities trading and foreign currency	3,097,763
Securities sold short and foreign currency	(4,475,088)
Swaps trading, net of trading commissions and fees	2,352,650
Futures trading, net of trading commissions and fees	12,132,824
Forwards trading, net of trading commissions and fees	12,513,124
Net realized gain from investments	25,621,273
Net change in unrealized appreciation (depreciation) on investments
Investment securities trading and foreign currency	(1,846,663)
Securities sold short and foreign currency	2,906,433
Swaps trading, net	4,402
Futures trading, net	(534,364)
Forwards trading, net	1,855,959
Net change in unrealized appreciation on investments	2,385,767
Net realized and unrealized gain from investments	28,007,040
Net increase in net assets from operations	$16,138,088

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Changes in Shareholders’ Capital (Net Asset Value)
For the Years Ended December 31, 2014 and 2013

	Total Number of Shares	Shareholders’ Capital (Net Assets)
Balances at January 1, 2013	109,184.389	$139,752,730
Increase (decrease) in net assets from operations:
Net investment loss		(9,728,563)
Net realized gain on investments		21,628,584
Net change in unrealized depreciation of investments		(796,831)
Net increase in net assets from operations		11,103,190
Capital Transactions:
Shareholder subscriptions	29,917.123	41,406,426
Shareholder repurchases	(30,632.263)	(42,014,309)
Total capital transactions	(715.140)	(607,883)
Balances at December 31, 2013	108,469.249	$150,248,037
Increase (decrease) in net assets from operations:
Net investment loss		(11,868,952)
Net realized gain from investments		25,621,273
Net change in unrealized appreciation on investments		2,385,767
Net increase in net assets from operations		16,138,088
Capital Transactions:
Shareholder subscriptions	10,940.854	14,553,690
Shareholder repurchases	(19,961.894)	(27,628,165)
Total capital transactions	(9,021.040)	(13,074,475)
Balances at December 31, 2014	99,448.209	$153,311,650

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Financial Highlights
December 31, 2014

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2014, 2013, 2012, 2011 and 2010. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire year)

	For the Year Ended 2014	For the Year Ended 2013	For the Year Ended 2012	For the Year Ended 2011	For the Year Ended 2010
Net asset value per share, beginning of year	$1,385.17	$1,279.97	$1,284.89	$1,287.08	$1,096.29
Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions(1)	266.77	191.79	73.87	72.69	256.41
Net investment income (loss)(1)	(110.32)	(86.59)	(78.79)	(74.88)	(65.62)
Total net income (loss) from operations	156.45	105.20	(4.92)	(2.19)	190.79
Net asset value per share, end of year	$1,541.62	$1,385.17	$1,279.97	$1,284.89	$1,287.08
Total Return	11.29%	8.22%	(0.38)%	(0.17)%	17.40%
Total Return prior to performance fee	13.74%	8.81%	(0.38)%	(0.17)%	17.40%
Supplemental Data
Net assets at the end of the year	$153,311,650	$150,248,037	$139,752,730	$130,862,737	$125,652,640
Ratios to average net asset value:
Net expenses prior to performance fee	7.51%	8.10%	8.45%	7.04%	7.18%
Performance fee	2.51%	0.55%	0.00%	0.00%	0.00%
Net expenses	10.02%	8.65%	8.45%	7.04%	7.18%
Net investment income (loss)	(8.19)%	(6.28)%	(5.94)%	(5.74)%	(5.94)%
Portfolio turnover rate(2)	2,664%	2,283%	2,502%	3,258%	3,219%

Total returns are calculated based on the change in value of a share during the year. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the “Trust”) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each unit outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and total return swaps. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the regulations of the Commodity Futures Trading Commission (“CFTC”), an agency of the United States (“U.S.”) government, which regulates most of the futures industry; rules of the National Futures Association (NFA), an industry self-regulatory organization. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and Over The Counter (OTC) derivative counterparties through which the Trust trades.

Per CFTC regulations, as of January 1, 2013, the Trust no longer qualifies for a 4.5 exclusion from the requirement to be operated by a registered Commodity Pool Operator (CPO). The CFTC has confirmed that for a registered investment company, the appropriate CPO registrant is the investment adviser, not the board of directors. Pursuant to no-action relief granted by the CFTC and approval from the Trust’s Board of Trustees, Campbell & Company Investment Adviser LLC (the Adviser) delegated Campbell & Company, Inc. to perform all of the duties and responsibilities as the CPO of the Trust. Campbell & Company, the Adviser’s parent corporation, was organized in April 1978 in Maryland as a successor to a partnership originally organized in January 1974. Campbell & Company’s commodity pool operator registration was effective with the CFTC on September 10, 1982 and its National Futures Association membership was effective on July 1, 1982.

Effective December 4, 2014, Campbell & Company, Inc. changed its name and form of entity to Campbell & Company, LP. CCLP refers to either Campbell & Company, Inc. or Campbell & Company, LP depending on the

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

applicable period discussed. CCLP provides commodity pool operator services similar to those provided to the Trust and also advisory services to numerous other funds and individually managed accounts.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

The Trust meets the definition of an investment company according to the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions. Operating and escrow cash balances at PNC Bank are shown as Cash on the Statement of Assets and Liabilities.

D.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and the fair value price) are reported in the Statement of Assets and Liabilities as a net unrealized gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with FASB Accounting Standards Codification (ASC) 210-20, Balance Sheet – Offsetting. The fair value of futures contracts, as reported by the various futures exchanges, reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Total Return Swap Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when underlying positions are liquidated as well as on monthly swap reset dates. Net unrealized gains and losses on open contracts are reported

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

in the Statement of Assets and Liabilities as a net unrealized gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with ASC 210-20. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. The total return swaps are typically reset monthly, but resets may occur more frequently. The Trust receives interest based on the notional amount of short contracts and pays interest based on the notional amount of long contracts in accordance with each swap agreement. Net amounts of interest and other fees incurred are recorded as realized gains or losses from swap trading.

The Trust trades exchanged traded securities in Europe and South Africa using total return swap contracts. The trading in these securities is completed each day prior to the close of business in the U.S. markets. These underlying securities are valued based on the last reported sales price of the European and South African exchanges. Events may occur subsequent to the valuation of the underlying securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during the period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

F.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the U.S. markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

U.S. Treasury bills are marked to market on the last business day of the reporting period utilizing a third party vendor hierarchy of pricing providers who specialize in such markets.

G.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and total return swaps that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. See Note 1. D. and 1.E. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2014, the Trust did not have any Level 3 assets or liabilities.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a recurring basis as of December 31, 2014.

	Fair Value at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Investments
Investments securities	$74,792,366	$8,499,856	$0	$83,292,222
Securities sold short	(74,784,474)	0	0	(74,784,474)
Other Financial Instruments
Exchange traded futures contracts	3,076,565	0	0	3,076,565
Total return swap contracts	0	7,804	0	7,804
Forward currency contracts	0	2,674,658	0	2,674,658
Total	$3,084,457	$11,182,318	$0	$14,266,775

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 11. See Schedule of Investments for additional detail categorization.

H.	Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2011 through 2014 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

I.	Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2014, the Trust reflects a liability in the Statement of Assets and Liabilities for offering costs

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

payable to the Adviser of $78,909. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2014, the amount of unreimbursed offering costs incurred by the Adviser is $81,416.

J.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Gains and losses resulting from the translation to U.S. dollars are reported in income.

K.	Recently Issued Accounting Pronouncements

In June 2013, the FASB issued ASU 2013-08, Financial Services — Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company's status as an investment company. The amendments are effective for interim and annual reporting periods beginning after December 15, 2013. As of January 1, 2014, the Trust adopted the provisions of ASU 2013-08. The adoption of ASU 2013-08 did not have a material impact on the Trust’s financial statement disclosures.

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC. The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of  1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned. The fees are paid from the available cash held at the Trust's bank, brokers or custodian. Performance fees in the amount of $3,638,775 were earned during the year ended December 31, 2014.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

Note 3.	ADMINISTRATOR

SEI Investment Global Services (the “Administrator”) was the Administrator of the Trust through December 31, 2014. The Administrator received fees at rates agreed upon between the Trust and the Administrator and was entitled to reimbursement of certain actual out-of-pocket expenses incurred while performing its duties.

Note 4.	SERVICE FEE

The Trust pays monthly service fee equal to  1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 5.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the year ended December 31, 2014.

Note 6.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Goldman Sachs & Co. (the futures broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with the futures broker. The Trust typically earns interest income on its assets deposited with the futures broker. Prior to October 2014, the Trust deposited cash and securities with Newedge USA, LLC (Newedge) as the Trust’s futures broker. During September 2014, all open futures positions at Newedge were transferred to Goldman Sachs & Co.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

Note 7.	DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian's or securities broker's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 8.	DEPOSITS WITH OTC DERIVATIVES COUNTERPARTIES

The Trust’s counterparties with regard to its forward currency contract and total return swap contract transactions is UBS AG (UBS). The Trust has entered into an individual International Swap and Derivatives Association, Inc. (ISDA) agreement with UBS, which governs these transactions. The credit ratings reported by the three major rating agencies for UBS were considered investment grade as of December 31, 2014.

Margin requirements at UBS are satisfied by the deposit of cash in a control account with State Street. Withdrawals from the control account require UBS authorization. The Trust typically earns interest income on its assets deposited with UBS.

Note 9.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer (“Repurchase Request Deadline”) will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day).

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the year ended December 31, 2014, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2014	Repurchase June 30, 2014	Repurchase September 30, 2014	Repurchase December 31, 2014
Commencement Date	February 14, 2014	May 16, 2014	August 15, 2014	November 14, 2014
Percentage of Outstanding Shares Tendered	3.2%	5.4%	4.4%	5.4%
Percentage of Outstanding Shares Repurchased	3.2%	5.4%	4.4%	5.4%
Amount of Repurchase	$4,346,686	$7,808,655	$6,750,982	$8,721,842

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees. During the year ended December 31, 2014, the Trust did not make any distributions.

Note 10.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2014 were $4,153,180,725 and $4,153,206,304, respectively.

The U.S. federal income tax basis of the Trust's investments at December 31, 2014 was as follows:

Investment in securities	$83,292,222
Securities sold short	(74,784,474)
Open forward currency contracts	2,432,365
Open futures contracts	1,695,118
Open swaps contracts	7,804

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $1,623,740 (gross unrealized appreciation was $2,235,265 and gross unrealized depreciation was $611,525).

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

Note 11.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and total return swaps (collectively, “derivatives”). The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (“short sale”).

Specifically, the Trust trades a portfolio of derivatives, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or equity values, as well as metals, energy and agriculture values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative purposes, and all or a substantial amount of the Trust’s assets are subject to the risk of trading loss. Unlike an operating company, the risk market sensitive instruments is integral, not incidental, to the Trust’s main line of business.

The Trust began trading a portfolio of exchange traded equities using total return swap contracts in October 2013. These contracts provide reduced transaction costs and as well as effective beneficial withholding rates on cash flows associated with dividend activity when compared to trading the underlying equities directly. As the Trust does not own the underlying equities, the Trust has no voting rights with regard to underlying shares in the swaps.

Market Risk

Market risks arise from changes in the fair value of the contracts and securities. Market movements result in frequent changes in the fair value of the Trust's open positions and, consequently, in its earnings and cash flows. The Trust's market risk is influenced by a wide variety of factors, including the level and volatility of exchange rates, interest rates, equity price levels, the fair value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades. Theoretically, the Trust is exposed to a market risk equal to the fair value of securities owned as well as the notional contract value of derivative contracts purchased and unlimited liability on securities and derivative contracts sold short. The Trust’s ultimate obligation to purchase a security sold short may exceed the amount record in the Statement of Assets and Liabilities. See Note 1. D. and 1. E. for an explanation of how the Trust determines its valuation for derivatives as well as the netting of derivatives and Note 1.F. for an explanation of how the Trust determines its valuation for investment securities.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

The Trust adopted the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows.

The following tables summarize quantitative information required by ASC 815. The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2014 is as follows:

Type of Instrument*	Statements of Assets and Liabilities Location	Asset Derivatives at December 31, 2014 Fair Value	Liability Derivatives at December 31, 2014 Fair Value	Net
Agriculture Futures Contracts	Net unrealized gain on open futures contracts	$263,862	$(387,983)	$(124,121)
Energy Futures Contracts	Net unrealized gain on open futures contracts	463,745	(29,800)	433,945
Metals Futures Contracts	Net unrealized gain on open futures contracts	798,834	(603,784)	195,050
Stock Indices Futures Contracts	Net unrealized gain on open futures contracts	158,043	(371,511)	(213,468)
Short-Term Interest Rate Futures Contracts	Net unrealized gain on open futures contracts	271,804	(81,543)	190,261
Long-Term Interest Rate Futures Contracts	Net unrealized gain on open futures contracts	2,646,246	(51,348)	2,594,898
Total Return Swaps Contracts	Net unrealized gain on open swap contracts	90,383	(82,579)	7,804
Forward Currency Contracts	Net unrealized gain on open forward currency contracts	10,860,252	(8,185,594)	2,674,658
Totals		$15,553,169	$(9,794,142)	$5,759,027

*	Derivatives not designated as hedging instruments under ASC 815.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

The trading gains and losses of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended December 31, 2014 is as follows:

Type of Instrument	Trading Gains/(Losses) for the Year Ended December 31, 2014
Total Return Swap Contracts	$2,710,141
Agriculture Futures Contracts	(1,981,803)
Energy Futures Contracts	6,084,142
Metals Futures Contracts	(3,263,063)
Stock Indices Futures Contracts	(5,526,615)
Short-Term Interest Futures Contracts	(3,479,596)
Long-Term Interest Futures Contracts	20,627,156
Forward Currency Contracts	14,418,610
Totals	$29,588,972

Statement of Operations Location	Trading Gains/(Losses) for the Year Ended December 31, 2014
Net realized gain (loss) from investments:
Swaps trading, net of trading commissions and fees**	$2,705,739
Futures trading, net of trading commissions and fees**	12,994,585
Forwards trading, net of trading commissions and fees**	12,562,651
Net change in unrealized appreciation (depreciation) on investments:
Swap trading, net	4,402
Future trading, net	(534,364)
Forwards trading, net	1,855,959
Totals	$29,588,972

**	Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees, swap fees and financing and does not include gains and losses on foreign currency cash balances, as appropriate.

For the year ended December 31, 2014, the monthly average of futures contracts bought and sold was approximately 20,200, the monthly average of notional value of total return swap contracts was approximately $265,400,000 and the monthly average of notional value of forward currency contracts was $1,360,600,000.

Open futures and forward currency contracts generally mature within twelve months; as of December 31, 2014, the latest maturity date for open futures contracts is March 2016 and the latest maturity date for open forward currency contracts is March 2015. However, the Trust intends to close all futures contracts and offset all forward currency contracts prior to maturity. Total return swaps have a termination date of May 2018 although the

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

underlying positions within the swaps are constantly changing and resets are typically done on a monthly basis.

Credit Risk

The Trust trades futures contracts on exchanges that require margin deposits with the futures broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury Bills) deposited with a futures broker are considered commingled with all other customer funds subject to the futures broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Trust trades forward currency and total return swap contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with forward currency and total return swap contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has entered into a International Swaps and Derivatives Association Master Agreement (“ISDA Agreement”) with UBS. Under the terms of the ISDA agreement, upon the designation of an Event of Default, as defined in the ISDA Agreement, the non-defaulting party may set-off any sum or obligation owed by the defaulting party to the non-defaulting party against any sum or obligation owed by the non-defaulting party to the defaulting party. If any sum or obligation is unascertained, the non-defaulting party may in good faith estimate that sum or obligation and set-off in respect to that estimate, accounting to the other party when such sum or obligation is ascertained.

Under the terms of the agreement similar to a master netting agreement with the futures broker, upon occurrence of a default by the Trust, as defined in respective account documents, the futures broker has the right to close out any or all open contracts held in the Trust’s account; sell any or all of the securities held; and borrow or buy any securities, contracts or other property for the Trust’s account. The Trust would be liable for any deficiency in its account resulting from such transactions.

The Trust has entered into a Special Custody Account Agreement (“SCA Agreement”) with Morgan Stanley and State Street Bank. Under this agreement, collateral is pledged by State Street Bank to Morgan Stanley to support the Trust’s short selling of securities with Morgan Stanley.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

Under the terms of the SCA Agreement, upon the designation of an event of default by the Trust or Insolvency, as defined in the SCA Agreement, of the Trust, and after the transmittal of a Joint Advice, as defined, by Morgan Stanley to the Trust, Morgan Stanley may request collateral pledged to satisfy liabilities owed to Morgan Stanley by the Trust.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of derivatives, securities and its cash management activities. In the event of a financial institution’s insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to financial collateral (including U.S. Treasury Bills and cash collateral) held at clearing brokers and counterparties. Margin reflected in the Collateral tables is limited to the net amount of unrealized loss at each counterparty. Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the Collateral tables.

Offsetting of Derivative Assets As of December 31, 2014
Type of Instrument	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities
Futures contracts	Goldman Sachs & Co.	$4,602,534	$(1,525,969)	$3,076,565
Total return swaps contracts	UBS	90,383	(82,579)	7,804
Forward currency contracts	UBS	10,860,252	(8,185,594)	2,674,658
Total derivatives		$15,553,169	$(9,794,142)	$5,759,027

Derivatives Assets and Collateral Received by Counterparty As of December 31, 2014
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$3,076,565	$0	$0	$3,076,565
UBS (swaps)	7,804	0	0	7,804
UBS (forwards)	2,674,658	0	0	2,674,658
Total derivatives	$5,759,027	$0	$0	$5,759,027

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

Offsetting of Financial Liabilities and Derivative Liabilities As of December 31, 2014
Type of Instrument	Counterparty	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Futures contracts	Goldman Sachs & Co.	$1,525,969	$(1,525,969)	$0
Total return swaps contracts	UBS	82,579	(82,579)	0
Forward currency contracts	UBS	8,185,594	(8,185,594)	0
Total derivatives		9,794,142	(9,794,142)	0
Securities borrowing	Morgan Stanley	74,784,474	0	74,784,474
Total		$84,578,616	$(9,794,142)	$74,784,474

Financial Liabilities, Derivative Liabilities and Collateral Received by Counterparty As of December 31, 2014
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Goldman Sachs & Co.	$0	$0	$0	$0
UBS (swaps)	0	0	0	0
UBS (forwards)	0	0	0	0
Morgan Stanley	74,784,474	0	0	74,784,474
Total	$74,784,474	$0	$0	$74,784,474

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser’s basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 30%. The Adviser’s attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per “risk unit” of assets under management. In addition, The Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading fixed income instruments by limiting the duration of such instruments and requiring a minimum credit quality of the issuers of those instruments.

The Campbell Multi-Strategy Trust
Notes to Financial Statements
December 31, 2014

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which The Adviser believes to be credit worthy. The unitholder bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 12.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 13.	SUBSEQUENT EVENTS

Effective January 1, 2015, the Trust has entered into an agreement with Northern Trust Hedge Fund Services, LLC to serve as Administrator of the Trust. Management of the Trust has evaluated subsequent events through the date the financial statements were filed. There are no additional subsequent events that would require adjustment to or disclosure in the financial statements.

About the Trust’s Directors and Officers

The Trust’s Board of Trustees has overall responsibility for monitoring and overseeing the investment program of the Trust and its management and operations. The Board of Trustees monitors and oversees the affairs of the Trust, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Trust’s business. The Board of Trustees exercises the same power, authority and responsibilities on behalf of the Trust as are customarily exercised by the directors of an investment company registered under the 1940 Act organized as a corporation. The Trust’s officers are appointed by the Trustees and oversee the management of the day-to-day operations of the Trust under the supervision of the Board of Trustees.

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
Douglas W. Brinkley (50) Trustee Trustee since 2005 One None	Senior Managing Director, DTZ (DTZ Investment Holdings acquired Cassidy Turley in 2014), since 2014; Senior Vice President/Principal of Cassidy Turley (f/k/a Colliers Pinkard), a commercial real estate leasing, sales and property management consulting firm, from 1986 to 2014.
Russell A. Fleming (50) Trustee Trustee since 2005 One None	President, Fleming Financial Services, P.C., Hedge Fund Administrators & Consultants, since 1999.
Robert G. Merrick (56) Trustee; Chairman of the Board of Trustees Trustee since 2005 One None	Managing Director, Coe Capital Management, LLC, since 2015; Head of Investments, France-Merrick Foundation, from 2014 to 2015 Senior Partner, AlphaMetrix Group LLC, from 2009 to 2014; Partner, Brown Advisory Inc., from 2008 to 2009; Partner, Global Domain Partners, LLC, from 2004 to 2008.
Robert E. Patterson (60) Trustee Trustee since 2011 One None	General Counsel and Chief Administrative Officer of Signal Hill Holdings LLC since August 2006 and Director of Global Compliance for Legg Mason, Incorporated from 2005 to 2006.

About the Trust’s Directors and Officers

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
G. William Andrews (42) Chief Executive Officer and Trustee Chief Executive Officer, November 2012; Trustee, June 2013 None None	G. William Andrews, born in 1972, joined Campbell & Company, LP in April 1997 and currently, since November 2012, serves as the Chief Executive Officer of Campbell & Company, LP and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, LP, a registered commodity trading advisor and an SEC-registered investment adviser. Mr. Andrews is a member of the Board of Directors of Campbell & Company, LLC, which is the General Partner of Campbell & Company, LP. Since October 2014, Mr. Andrews is also a member of the Board of Directors of Campbell Core Offshore Limited; an international business company incorporated the Cayman Islands. Mr. Andrews is the Chief Executive Officer of The Campbell Multi-Strategy Trust, a registered investment company and a Director of Campbell Financial Services, Inc., an SEC-registered broker-dealer and FINRA member, since November 2012. Since March 2010, Mr. Andrews has served on the firm’s Investment Committee. Mr. Andrews served as Co-Director of Research from November 2011 until October 2012; Chief Operating Officer from January 2010 to May 2012; Vice President: Director of Operations from April 2007 to January 2010; Vice President: Director of Research Operations from March 2006 to April 2007 and Research Assistant from March 2005 to February 2006. He has also served as the Vice and Chief Operating Officer of Campbell & Company Investment Adviser LLC and The Campbell Multi-Strategy Trust from March 2010 to June 2012. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company, LP effective June 21, 2006, listed as a NFA Associate Member effective April 10, 2013 and registered as a NFA Associated Person effective April 11, 2013. Mr. Andrews became listed as a Principal of Campbell & Company Investment Adviser LLC effective March 29, 2010.

About the Trust’s Directors and Officers

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
Gregory T. Donovan (41) Chief Financial Officer, Treasurer and Assistant Secretary Chief Financial Officer since July 2008; Treasurer and Assistant Secretary since April 2007 None None	Gregory T. Donovan, born in 1972, joined Campbell & Company, LP in October 2006 and currently serves as Chief Financial Officer and Treasurer since July 2008. Mr. Donovan is also the Chief Financial Officer, Treasurer and Assistant Secretary of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, LP, a registered commodity trading advisor and an SEC registered investment adviser and The Campbell Multi-Strategy Trust, a registered investment company, since April 2007. Since October 2009, Mr. Donovan has served as the Vice President, Chief Financial Officer and Treasurer of Campbell Financial Services, Inc., an SEC registered broker-dealer and FINRA member; and as Treasurer of Campbell & Company International Bahamas Limited, an international business company incorporated in The Bahamas, which invests in international investment opportunities, since May 2010. Mr. Donovan formerly served as the Senior Vice President of Accounting and Finance from October 2006 to July 2008. From November 2003 to October 2006, Mr. Donovan was employed by Huron Consulting Services, a management consulting firm, serving as Director in the Financial and Economic Consulting Practice. Mr. Donovan is a C.P.A., CAIA and has a B.S. in Business Administration with concentrations in Accounting and Management from Castleton State College and holds a M.S. in Finance from the University of Baltimore. Mr. Donovan became listed as a Principal of Campbell & Company, LP effective May 9, 2007 and registered as a NFA Associate Member and Associated Person effective July 2, 2007 and July 5, 2007, respectively. Mr. Donovan became listed as a Principal of Campbell & Company Investment Adviser LLC effective May 16, 2007.

About the Trust’s Directors and Officers

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
Michael S. Harris (39) President President since November 2012 None None	Michael S. Harris, born in 1975, joined Campbell & Company, LP in July 2000, and currently serves as the President of Campbell & Company, LP and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, LP, a registered commodity trading advisor and an SEC registered investment adviser, since November 2012. Mr. Harris is a member of the Board of Directors of Campbell & Company, LLC, which is the General Partner of Campbell & Company, LP. Since October 2014, Mr. Harris is also a member of the Board of Directors of Campbell Core Offshore Limited, an international business company incorporated the Cayman Islands. Mr. Harris has also served, since November 2012, as President of The Campbell Multi-Strategy Trust, a registered investment company, and as Director of Campbell Financial Services, Inc., a SEC-registered broker-dealer FINRA member. Since April 2014, Mr. Harris is the President of Campbell Financial Services, Inc. Mr. Harris is a member of the firm’s Investment Committee, since March 2010. Mr. Harris served as Vice President and Director of Trading since June 2006 to October 2012 and as Deputy Manager of Trading from September 2004 to May 2012. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as a NFA Associated Member and Associated Person effective August 19, 2000 and September 21, 2000, respectively; and listed as a Principal of Campbell & Company, LP and Campbell & Company Investment Adviser LLC effective June 15, 2006 and November 13, 2012, respectively. Mr. Harris became listed as a swap associated person of Campbell & Campbell, LP and Campbell & Company Investment Adviser LLC on March 1, 2013. Mr. Harris became listed as a forex associated person of Campbell & Company, LP and Campbell & Company Investment Adviser LLC on March 5, 2013.

About the Trust’s Directors and Officers

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
Heidi L. Kaiser (39) Deputy General Counsel and Chief Compliance Officer Deputy General Counsel and Chief Compliance Officer since September 2013 None None	Heidi L. Kaiser, born in 1975, joined Campbell & Company in May 2006 and is currently the Deputy General Counsel and Chief Compliance Officer of Campbell & Company Investment Adviser LLC, a SEC registered investment adviser, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor; The Campbell Multi-Strategy Trust, a registered investment company and Campbell Financial Services, Inc., an SEC- registered broker-dealer and FINRA member. In this capacity, she is involved in all aspects of legal affairs, compliance and regulatory oversight. Ms. Kaiser oversees the Legal, Compliance and Audit teams. From April 2006 to August 2013, Ms. Kaiser was the Deputy General Counsel, Director of Compliance and Anti-Money Laundering Officer for Campbell & Company. From November 1998 to April 2006, Ms. Kaiser was employed by Deutsche Bank Securities Inc. (“DBSI”), a broker/dealer subsidiary of a global investment bank, in several positions, including Vice President and Counsel for Deutsche Bank Alex. Brown, thePrivate Client Division of DBSI. While at DBSI, she represented the firm and its employees in securities litigation and NASD (n/k/a FINRA) and NYSE arbitrations. Ms. Kaiser holds a B.S. in Communications from Ohio University, and a J.D. from the University of Baltimore, School of Law. Ms. Kaiser is a member of the Bar of the State of Maryland. Ms. Kaiser became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC, effective August 13, 2014 and August 12, 2014, respectively.

About the Trust’s Directors and Officers

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
Thomas P. Lloyd (54) General Counsel, Secretary, Chief and Assistant Treasurer General Counsel, Since September 2013; Secretary and Assistant Treasurer since September 2005 None None	Thomas P. Lloyd, born in 1959, joined Campbell & Company, LP in September 2005 as General Counsel and Executive Vice President-Legal and Compliance. In this capacity, he is involved in all aspects of legal affairs, compliance and regulatory oversight. Since April 2007, Mr. Lloyd has also overseen Campbell & Company’s fund administration function. Mr. Lloyd was appointed Secretary of Campbell & Company, LP in October 2011. Mr. Lloyd is also a current member of the Board of Directors of Campbell & Company, LLC, which is the General Partner of Campbell & Company, LP. Since October 2014, Mr. Lloyd is also a member of the Board of Directors of Campbell Core Offshore Limited; an international business company incorporated the Cayman Islands. Mr. Lloyd is the Secretary and Assistant Treasurer since September 2005 and as the General Counsel since September 2013, of Campbell & Company Investment Adviser LLC, a SEC registered investment adviser and a wholly-owned subsidiary of Campbell & Company, LP, a registered commodity trading advisor and The Campbell Multi-Strategy Trust, a registered investment company. Since May 2010, Mr. Lloyd is the Secretary of Campbell & Company International Bahamas Limited, an international business company incorporated in The Bahamas which invests in international investment opportunities. Since October 2009, Mr. Lloyd has served as a Director, Vice President, Chief Compliance Officer and Secretary of Campbell Financial Services, Inc., a SEC-registered broker-dealer and FINRA member; as well as President since November 2012. Beginning April 2014, Mr. Lloyd currently serves as the Director, General Counsel and Secretary of Campbell Financial Services, Inc. From July 1999 to September 2005, Mr. Lloyd was employed by Deutsche Bank Securities Inc. (“DBSI”), a broker/dealer subsidiary of a global investment bank, in several positions, including Managing Director and head of the for Deutsche Bank Alex. Brown, the Private Client Division of DBSI.Mr. Lloyd holds a B.A. in Economics from the University of Maryland, and a J.D. from the University of Baltimore School of Law. Mr. Lloyd is a

About the Trust’s Directors and Officers

Name (Age) of Trustee Position(s) Held with the Trust Term of Office** & Appointment Date Number of Portfolios in Fund Complex Overseen by Trustee*** Other Public Trusteeships/ Directorships	Principal Occupation(s) During Past Five Years
Thomas P. Lloyd (continued)	member of the Bars of the State of Maryland and the United States Supreme Court. Mr. Lloyd became listed as a Principal of Campbell & Company, LP and Campbell & Company Investment Adviser LLC effective October 20, 2005 and December 12, 2005, respectively. Mr. Lloyd became registered as an Associated Person and NFA Associate Member of Campbell & Company, LP effective August 30, 2010.
Darvin N. Sterner (43) Vice President Vice President since October 2014 None None	Darvin N. Sterner, born in 1971, joined Campbell & Company, LP in 1999 and is currently, since May 2013, the Managing Director of Private Wealth Distribution of Campbell & Company, LP, a registered commodity trading advisor, and its wholly-owned subsidiary Campbell & Company Investment Adviser LLC, a SEC registered investment adviser. In this capacity, Mr. Sterner oversees Campbell & Company, LP’s private wealth sales distribution. Since March 2007, Mr. Sterner has served as Vice President - National Sales Manager. He was also the Regional Sales Manager from January 2000 to March 2007. Mr. Sterner holds a B.A. in Business Administration from Towson University. Mr. Sterner became listed as a Principal of Campbell & Company, LP and Campbell & Company Investment Adviser LLC effective June 7, 2013. Mr. Sterner became registered as a NFA Associated Member and Associated Person effective April 16, 2002 and May 17, 2002, respectively.

*	The address of each Trustee and Officer listed is c/o Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209.
**	Each Trustee and Officer serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Trust’s Bylaws, Trust Agreement or by statute.
***	As of the date of this Memorandum, the Trust is the only investment vehicle managed by the Adviser or its affiliates that is registered under the 1940 Act.

About the Trust’s Directors and Officers

Share Ownership

Information relating to each Trustee/Officer’s ownership of Shares in the Trust is set out in the chart below:

Name	Aggregate Dollar Ownership of Shares in the Trust as of December 31, 2014
Independent Trustees
Douglas W. Brinkley	$0
Russell A. Fleming	$0
Robert G. Merrick	$0
Robert E. Patterson	$0
Officers
G. William Andrews	$0
Gregory T. Donovan	$0
Michael S. Harris	$0
Heidi L. Kaiser	$0
Thomas P. Lloyd	$0	(1)
Darvin N. Sterner	$0

As of December 31, 2014 none of the Independent Trustees of the Trust owns any of the Trust’s outstanding Shares. As of December 31, 2014 none of the Independent Trustees or their immediate family members own beneficially or of record any securities in the Adviser.

Compensation

Each Independent Trustee receives a fee of $6,250 per in-person Board meeting attended. The following table sets forth the approximate aggregate compensation the Independent Trustees for each full fiscal year of service.

Name	Aggregate Compensation from the Trust*
Douglas W. Brinkley	$25,000
Russell A. Fleming	$25,000
Robert G. Merrick	$25,000
Robert E. Patterson	$25,000

Privacy Notice

The Trust and Campbell & Company believe that investors are entitled to the best service they can offer – and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and Campbell & Company.

In the normal course of business, investors give the Trust and Campbell & Company non-public personal information. The Trust and Campbell & Company use this information to manage each investor’s account, direct transactions and provide each investor with valuable information. The Trust and Campbell & Company may collect this information through forms, interviews, transaction history of an investor’s account, or third parties. The information includes each investor’s name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and Campbell & Company may need to service an investor’s account. The Trust and Campbell & Company maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor Campbell & Company provides customer names and addresses, or other non-public personal information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and Campbell & Company in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and Campbell & Company require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and Campbell & Company also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and Campbell & Company will continue to adhere to the privacy policies and practices described in the Trust’s Offering Memorandum with respect to information about former shareholders who have redeemed their shares.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics for its Chief Executive Officer, Chief Financial Officer, Director of Fund Accounting and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser’s Legal Department, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert.

At a meeting of the Board of Trustees held on June 9, 2014, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the “Audit Committee Financial Expert” as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is “independent.”

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $73,000 for 2014 and $69,000 for 2013.
(b)	Audit-Related Fees – there were no audit related fees billed to the registrant in 2014 or 2013 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.
(c)	Tax Fees – there were no tax fees billed in 2014 or 2013 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.
(d)	All Other Fees – there were no other fees billed for 2014 or 2013 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.
(e)	1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

THE CAMPBELL MULTI-STRATEGY TRUST

AUDIT COMMITTEE PRE-APPROVAL PROCESS

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm (“independent accountants”), including the fees to be paid therefor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at each of its scheduled meetings.

Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated. Additionally, the Audit Committee shall pre-approve the independent accountants’ engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

  The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

1.	bookkeeping or other services related to the accounting records or financial statements of the Trust;
2.	financial information systems design and implementation;
3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
4.	actuarial services;
5.	internal audit outsourcing services;
6.	management functions or human resources;
7.	broker or dealer, investment adviser, or investment banking services;
8.	legal services and expert services unrelated to the audit; and
9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

(e)	2) No services included in b) – d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable as less than 50%.
(g)	There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2014 or 2013.
(h)	The registrant’s Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant’s investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

See Item 1. Reports to Stockholders

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

CAMPBELL & COMPANY INVESTMENT ADVISER LLC

PROXY VOTING POLICY AND PROCEDURES

Overview

This Proxy Voting Policy was adopted by Campbell & Company Investment Adviser LLC ("Campbell") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that Campbell votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by Campbell and its advisory affiliates.  Campbell's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by Campbell; and 3) all current employees.

Legal Requirements

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the investment adviser:

  Adopts and implements written policies and procedures that are reasonably designed to ensure that the investment adviser votes client securities in the best interest of clients, which procedures must include how the investment adviser addresses material conflicts that may arise between its interests and those of its clients;
  Discloses to clients how they may obtain information from the investment adviser about how it voted with respect to their securities; and

  Describes to clients the investment adviser's proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, Campbell has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

Policy

The Policy applies to those client accounts that contain voting securities and for which Campbell has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

It is Campbell's policy that it will not vote proxies on behalf of clients. Campbell's primary objective is to make proxy voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, Campbell will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of client accounts. As a systematic trader, Campbell's main goal is to enhance returns for our clients. Campbell invests on the basis of mathematical models that seek to identify persistent trends in the markets.  Campbell may take long or short positions, depending on the model instructions.   Campbell has conducted a cost/benefit analysis and determined that the cost of voting proxies does not outweigh the potential benefit to its clients.  Indeed, many proxy measures are designed to help grow a company or increase its share price.  As Campbell's strategies seek to profit from market disruptions (positive or negative), the success of Campbell's strategies is not dependent upon the success of the companies in which it invests.   Separately, Campbell has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

Procedures

  Campbell shall maintain a list of all of the Investment Adviser clients for which it votes proxies, although as stated previously, Campbell will not vote proxies. A list will be maintained, only in the event that Campbell votes proxies.
  Campbell is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser's fiduciary obligations. Campbell shall not ignore or neglect its proxy voting responsibilities at any time. Campbell shall file a Form N-PX for its clients, where appropriate.
  Campbell will provide a description of its proxy voting policies and procedures in its Form ADV Part II and will disclose to clients how they may obtain information from Campbell regarding how it voted with respect to their securities.
  The Chief Compliance Officer will report any attempts by the personnel of Campbell to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to Campbell's Chief Executive Officer ("CEO"), or if the CEO is the person attempting to influence the voting, then to Campbell's outside counsel.

RECORDKEEPING

In accordance with Advisers Act Rule 204-2(c)(2), the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the most recent two in an appropriate office of the Investment Adviser:

  Proxy voting policies and procedures;
  Proxy statements received regarding client securities;
  Records of votes cast on behalf of clients;
  Records of client requests for proxy voting information; and
  Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC's EDGAR system (See +http://www.sec.gov/info/edgar/forms.htm+). Additionally, Campbell may rely on a third party to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

  The name of the issuer of the portfolio security;
  The exchange ticker symbol of the portfolio security;
  The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
  The shareholder meeting date;
  The number of shares the Investment Adviser voted on a firm-wide basis;
  A brief identification of the matter voted on;
  Whether the matter was proposed by the issuer or by a security holder;
  Whether or not the Investment Adviser cast its votes on the matter;
  How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
  Whether the Investment Adviser cast its vote with or against management; and
  Whether any client requested an alternative vote on its proxy.

CLIENT REQUESTS TO REVIEW PROXY VOTES

Any request by a client to review votes, whether written (including e-mail) or oral, received by any of Campbell's employees, must be promptly reported to the Chief Compliance Officer. All written requests must be retained by Campbell. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

  The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.).
  Campbell shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of Campbell. Such a review shall be documented and should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file.
  Clients are permitted to request, and Campbell is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

ANNUAL REVIEW & CERTIFICATION

On an annual basis, in the event Campbell votes proxies, Campbell will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients' proxies in accordance with the Rule. Further, Campbell employees that are involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard form (see Exhibit A - Annual Proxy Certification).

CONFIDENTIALITY

All reports and any other information filed with Campbell pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Campbell's management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

AMENDMENT

Campbell may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Campbell's Chief Compliance Officer.

Questions or Concerns

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to Campbell's voting of client proxies, should be directed to the Chief Compliance Officer.

EXHIBIT A

PROXY VOTING POLICY

ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser’s Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, then I shall immediately notify the Chief Compliance Officer.

I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser’s proxy voting process, which are discussed below.

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

CERTIFIED BY:

NAME:	(PRINT)

SIGNATURE:

DATE:

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Management

The Adviser makes the Trust’s trading decisions using proprietary models which analyze both technical and fundamental market indicators. Following are the biographies of members of the Adviser’s Investment Committee, which is responsible for overseeing the proprietary models utilized on behalf of the Trust.

G. William Andrews, born in 1972, joined Campbell & Company in April 1997 and was appointed to the Board of Directors of Campbell & Company and as Chief Executive Officer of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Mr. Andrews is also, since November 2012, the Chief Executive Officer of The Campbell Multi-Strategy Trust, a registered investment company and Director of Campbell Financial Services, Inc., an SEC-registered broker-dealer and FINRA member. Since March 2010, Mr. Andrews has served on the firm’s Investment Committee. Mr. Andrews served as Co-Director of Research since November 2011 until October 2012; Chief Operating Officer from January 2010 to May 2012; Vice President: Director of Operations from April 2007 to January 2010; Vice President: Director of Research Operations from March 2006 to April 2007 and Research Assistant from March 2005 to February 2006. He has also served as the Vice President and Chief Operating Officer of Campbell & Company Investment Adviser LLC and The Campbell Multi-Strategy Trust from March 2010 to June 2012. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company effective June 21, 2006, listed as a NFA Associate Member effective April 10, 2013 and registered as a NFA Associated Person effective April 11, 2013. Mr. Andrews became listed as a Principal of Campbell & Company Investment Adviser LLC effective March 29, 2010.

Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, and was appointed to the Board of Directors of Campbell & Company and as President of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Mr. Harris has also been appointed, since November 2012, as President of The Campbell Multi-Strategy Trust, a registered investment company, and as Director of Campbell Financial Services, Inc., an SEC- registered broker-dealer FINRA member. Since March 2010, Mr. Harris has served on the firm’s Investment Committee. Mr. Harris served as Vice President and Director of Trading since June 2006 to October 2012 and as Deputy Manager of Trading from September 2004 to May 2012. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as a NFA Associated Member and Associated Person effective August 19, 2000 and September 21, 2000, respectively; and listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective June 15, 2006 and November 13, 2012, respectively. Mr. Harris became listed as a swap associated person of Campbell and Campbell & Company Investment Adviser LLC on March 1, 2013. Mr. Harris became listed as a forex associated person of Campbell and Campbell & Company Investment Adviser LLC on March 5, 2013.

Dr. Xiaohua Hu, born in 1963, joined Campbell & Company in April 1994 and was appointed as Director of Research of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Dr. Hu formerly served as the Co-Director of Research from November 2011 to October 2012. Since he joined the firm Dr. Hu has had a major role in the ongoing research and development of Campbell & Company’s trading systems. In March 2010, Dr. Hu was appointed to the firm’s Investment Committee. As Director of Research he is responsible for the management of the research and investment process at the firm.  Dr. Hu holds a B.A. in Manufacturing Engineering from Changsha Institute of Technology in China. He went on to receive a Ph.D. in Systems and Information Engineering from the Toyohashi University of Technology, in Japan. During his studies at Toyohashi, Dr. Hu was also a Visiting Researcher in Computer Science and Operations Research and published several refereed papers in the Journal of Society of Instrument and Control Engineers of Japan. Dr. Hu was listed as a Principal of Campbell & Company from February 1998 to December 2001. Dr. Hu again became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective April 7, 2010 and November 14, 2012 respectively.

John R. Radle, born in 1967, joined Campbell & Company in June 2005 and was appointed Global Head of Trading in October 2012 of Campbell & Company, a registered commodity trading advisor, and its wholly-owned subsidiary Campbell & Company Investment Adviser LLC, a SEC registered investment adviser, in June 2013.  Mr. Radle also served as the Equity Trading Manager from June 2005 to December 2010 and Manager - Equity & Rule-Based Execution from December 2010 to October 2012.  In this capacity Mr. Radle provided oversight of the all equity trade activities and assessed trade algorithms. Mr. Radle is a member of the Investment Committee and the Best Execution Committee since April 2013 and November 2006, respectively.  Mr. Radle holds a BBA   in Finance from Texas Christian University in Fort Worth, TX.  He also holds an MBA from Johns Hopkins University in Baltimore, MD.  Mr. Radle became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective June 6, 2013. Mr. Radle became registered as a NFA Associated Member and Associated Person effective November 5, 2007.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from models, thereby minimizing the "human" element from the day-to-day individual investment decision making process. More specifically, risk management sits at the model and portfolio level. Portfolio-wide position limits, portfolio volatility and model diversification are also monitored.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2014

	Number of Accounts and Assets for Which Advisory Fee is Performance-Based**

	Registered Investment Companies	Other Pooled Investment Vehicles**	Other Accounts***
G. William Andrews*	0 accounts	15 accounts	9 accounts
	$0	$2,014,612,958	$2,287,289,872

Michael S. Harris *	0 accounts	15 accounts	9 accounts
	$0	$2,014,612,958	$2,287,289,872

Xiaohua Hu *	0 accounts	15 accounts	9 accounts
	$0	$2,014,612,958	$2,287,289,872

John R. Radle *	0 accounts	15 accounts	9 accounts
	0	$2,014,612,958	$2,287,289,872
*	G. William Andrews, Michael S. Harris, Xiaohua Hu and John R. Radle are members of the Adviser’s Investment Committee.
**	Of the Other Pooled Investment Vehicles, 14 accounts with net assets of $2,004,586,250 have a performance-based fee.
***	Of the Other Accounts, 2 accounts with net assets of $1,907,424,222 have a performance-based fee.

Portfolio Manager Compensation

The Investment Committee members are compensated by Campbell & Company, LP, the managing member and sole owner of the Adviser. The elements of total compensation for the Investment Committee members are base salary and a combination of profit sharing and/or discretionary bonus. Profit sharing is based on the annual pre-tax earnings of Campbell & Company, LP as well as other employee benefits. Discretionary bonuses are based on the performance of Campbell & Company, LP as well as the individual performance of the member.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Investment Committee members’ total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing/discretionary bonus element of an Investment Committee member’s compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Investment Committee member is based on the pre-tax earnings of Campbell & Company, LP and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See –Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2014). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Investment Committee member’s compensation. Discretionary bonuses are a function of the profitability of Campbell & Company, LP as well as a number of factors relating to the individual performance of the member.

Performance-based profit sharing and discretionary bonuses are distributed to the Investment Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Investment Committee members with the interests of the Shareholders. This approach ensures that certain Investment Committee members participate in both the “downside risk” and “upside opportunity” of the performance of the Adviser and its affiliates. Investment Committee members therefore have a direct incentive to protect the Adviser’s reputation and integrity.

Other Benefits. Investment Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Equity Securities Beneficially Owned by the Portfolio Managers as of December 31, 2014

Dollar Range of Equity Securities Beneficially Owned

G. William Andrews	None

Michael S. Harris	None

Xiaohua Hu	None

John R Radle	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2014 To 1/31/2014	None	None	None	None
2/01/2014 To 2/28/2014	None	None	None	None
3/01/2014 To 3/31/2014	3,547.881	$1,225.15	3,547.881(1)	None
4/01/2014 To 4/30/2014	None	None	None	None
5/01/2014 To 5/31/2014	None	None	None	None
6/01/2014 To 6/30/2014	5,991.311	$1,303.33	5,991.311(2)	None
7/01/2014 To 7/31/2014	None	None	None	None
8/01/2014 To 8/31/2014	None	None	None	None
9/01/2014 To 9/30/2014	4,765.119	$1,416.75	4,765.119(3)	None
10/01/2014 To 10/31/2014	None	None	None	None
11/01/2014 To 11/30/2014	None	None	None	None
12/01/2014 To 12/31/2014	5,657.583	$1,541.62	5,657.583(4)	None
Total	19,961.894		19,961.894

(1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 14, 2014 that expired on March 18, 2014. In connection with this repurchase offer, the Trust offered to repurchase up to 27,829.991 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2014.

(2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 16, 2014 that expired on June 17, 2014. In connection with this repurchase offer, the Trust offered to repurchase up to 27,628.308 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2014.

(3) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on August 15, 2014 that expired on September 16, 2014. In connection with this repurchase offer, the Trust offered to repurchase up to 26,822.396 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of September 30, 2014.

(4) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on November 14, 2014 that expired on December 17, 2014. In connection with this repurchase offer, the Trust offered to repurchase up to 26,074.425 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of December 31, 2014.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not Applicable.
	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
	(3)	Not Applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	March 10, 2015

 Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	March 10, 2015

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	March 10, 2015